UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07455
                                                    ----------

                           Phoenix Opportunities Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,             John H. Beers, Esq.
  Counsel and Secretary for Registrant         Vice President and Counsel
     Phoenix Life Insurance Company          Phoenix Life Insurance Company
            One American Row                        One American Row
         Hartford, CT 06103-2899                Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: September 30
                                              -------------

                  Date of reporting period: September 30, 2006
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                              SEPTEMBER 30, 2006


ANNUAL REPORT

[GRAPHIC OMITTED] PHOENIX BOND FUND

[GRAPHIC OMITTED] PHOENIX EARNINGS DRIVEN GROWTH FUND

[GRAPHIC OMITTED] PHOENIX GROWTH OPPORTUNITIES FUND
         FORMERLY TURNER STRATEGIC GROWTH FUND


TRUST NAME:
PHOENIX OPPORTUNITIES TRUST

[GRAPHIC OMITTED] WOULDN'T YOU RATHER
                  HAVE THIS DOCUMENT
                  E-MAILED TO YOU?
                  Eligible shareholders can sign up for E-Delivery at PhoenixFunds.com

[GRAPHIC OMITTED] PHOENIX FUNDS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the prinicipal invested.
--------------------------------------------------------------------------------






This report is not authorized for distribution to prospective investors in the Phoenix Opportunities Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


Dear PhoenixFunds Shareholder:


[PHOTO OMITTED]

      The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended September 30, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 15 different management teams--five Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,

/s/ Daniel T. Geraci
--------------------
Daniel T. Geraci
President, PhoenixFunds

OCTOBER 2006

TABLE OF CONTENTS




Glossary..................................................................   3
Phoenix Bond Fund.........................................................   5
Phoenix Earnings Driven Growth Fund.......................................  17
Phoenix Growth Opportunities Fund.........................................  26
Notes to Financial Statements.............................................  36
Report of Independent Registered Public Accounting Firm...................  42
Board of Trustees' Consideration of Investment Advisory and
  Subadvisory Agreements..................................................  43
Results of Shareholder Meeting............................................  45
Fund Management Tables....................................................  46





--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY




CONSUMER PRICE INDEX (CPI)
Measures the pace of inflation by measuring the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

DURATION:
A measure of volatility of a fixed income security, fixed income portfolio or fixed income portion of a portfolio. It is the change in the value of the fixed income security, fixed income portfolio or portion thereof that will result from a 1% change in interest rates. Duration is stated in years. For example, a 5-year duration means the fixed income security, fixed income portfolio or portion will decrease in value by 5% if interest rates rise 1%, and increase in value by 5% if interest rates fall 1%.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

PRICE-TO-EARNINGS RATIO (MULTIPLE):
A valuation measure calculated by dividing a stock's price by its current or projected earnings per share. The P/E ratio gives an idea of how much an investor is paying for current or future earnings power.

RUSSELL 1000(R) GROWTH INDEX
The Russell 1000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) INDEX
The Russell 1000(R) Index is a market capitalization-weighted index of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) INDEX
The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) GROWTH INDEX
The Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 3000(R) VALUE INDEX
The Russell 3000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL TOP 200(R) INDEX
Measures the performance of the 200 largest companies in the Russell 1000 Index, The index is calculated on a total return basis with dividends reinvested.

RUSSELL MIDCAP(R) GROWTH INDEX
The Russell Midcap(R) Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500 Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

TREASURY-INFLATION PROTECTED SECURITIES (TIPS)
U.S. Treasury bonds and notes whose value is adjusted according to changes to the inflation rate every six months, as measured by the consumer price index. As inflation occurs, the value of TIPS increases.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.



INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX BOND FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, ALBERT GUTIERREZ, CFA


Q: HOW DID THE PHOENIX BOND FUND PERFORM OVER THE FISCAL YEAR ENDED SEPTEMBER 30, 2006?

A: For the fiscal year ended September 30, 2006, the Fund's Class X shares returned 3.84%, Class A shares returned 3.51%, Class B shares returned 2.80% and Class C shares returned 2.79%. For the same period, the Lehman Brothers Aggregate Bond Index, which serves as the broad-based and style-specific benchmark index appropriate for comparison, returned 3.67%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: As the result of a restrictive Fed policy, rates rose during the fiscal year and the yield curve flattened. Ten-year Treasury yields rose to 4.64% on September 29, 2006 and from 4.34% on September 30, 2005. Short-term rates rose even more, as the yield on the three-month Treasury bill rose from 3.55% to 4.89% over the same period. While higher yields pushed bond prices down, spread compression in the corporate and mortgage-backed markets added incremental return to the portfolio.


Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: In order to benefit from the flattening of the Treasury yield curve, the Fund employed a "barbell" structure, which is an investment strategy whereby a Fund's bond holdings are in both very short- and long-term maturities. This strategy served the Fund well, as short-term rates rose in response to Fed tightening. The Fund's results were offset somewhat, however, by a modest short duration position that the Fund took during the spring.

      The Fund also benefited from its exposure to corporate bonds (particularly high-yield bonds) and mortgage-backed securities. High-yield bonds returned over 6% during the period, exceeding the total return of similar-duration Treasuries by 3.26%. Due to the high-quality nature of the high-yield portfolio, there were no defaults in the Fund once again this year.

      Mortgage-backed securities also contributed to the Fund's performance during the fiscal year ended September 30, with excess returns over Treasuries of 63 basis points. Due to their yield advantage over Treasuries, high-grade corporates added approximately 50 basis points of total return to the portfolio, despite widening approximately six basis points in spread.


                                                                    OCTOBER 2006



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Bond Fund


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIODS ENDING 9/30/06
--------------------------------------------------------------------------------


                                                                                            INCEPTION    INCEPTION
                                                         1 YEAR      5 YEARS    10 YEARS    TO 9/30/06      DATE
                                                         ------      -------    --------    ----------  ----------
        Class X Shares at NAV (2)                         3.84%       5.05%        6.52%           --           --

        Class A Shares at NAV (2)                         3.51        4.73           --          5.08%     7/1/98
        Class A Shares at POP (3)                        (1.40)       3.72           --          4.46      7/1/98

        Class B Shares at NAV (2)                         2.80        3.97           --          4.29      7/1/98
        Class B Shares with CDSC (4)                     (1.12)       3.97           --          4.29      7/1/98

        Class C Shares at NAV (2)                         2.79        3.96           --          4.29      7/1/98
        Class C Shares with CDSC (4)                      2.79        3.96           --          4.29      7/1/98

        Lehman Brothers Aggregate Bond Index              3.67        4.81         6.42        Note 5      Note 5

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER
OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND
GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE
REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1)TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND
   CAPITAL GAINS DISTRIBUTIONS.
(2)"NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)"POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4)CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE
   A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR
   PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5)INDEX PERFORMANCE IS 5.75% FOR CLASS A, CLASS B AND CLASS C (SINCE 7/1/98).


--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 9/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 9/30/96 in Class X shares. The total return for Class X shares reflects no sales charge. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


            Phoenix Bond Fund         Lehman Brothers
                 Class X           Aggregate Bond Index
            -----------------      --------------------

9/30/96          $10,000                  $10,000
9/30/97           11,126                   10,971
9/30/98           12,176                   12,234
9/30/99           12,603                   12,189
9/29/00           13,381                   13,041
9/28/01           14,698                   14,730
9/30/02           15,571                   15,996
9/30/03           16,906                   16,862
9/30/04           17,674                   17,483
9/30/05           18,105                   17,971
9/30/06           18,800                   18,631

For information regarding the index, see the glossary on page 3.

Phoenix Bond Fund


ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.


                            Beginning             Ending          Expenses Paid
     Bond Fund            Account Value       Account Value           During
      Class X             March 31, 2006    September 30, 2006       Period*
     ---------            --------------    ------------------    -------------
Actual                       $1,000.00           $1,034.30            $3.97
Hypothetical (5% return
  before expenses)            1,000.00            1,021.15             3.95

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.78%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning             Ending          Expenses Paid
     Bond Fund            Account Value       Account Value           During
      Class A             March 31, 2006    September 30, 2006       Period*
     ---------            --------------    ------------------    -------------
Actual                       $1,000.00           $1,032.20            $5.46
Hypothetical (5% return
  before expenses)            1,000.00            1,019.66             5.44

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.07%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning             Ending          Expenses Paid
     Bond Fund            Account Value       Account Value           During
      Class B             March 31, 2006    September 30, 2006       Period*
     ---------            --------------    ------------------    -------------
Actual                       $1,000.00           $1,029.10            $9.47
Hypothetical (5% return
  before expenses)            1,000.00            1,015.65             9.45

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.86%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning             Ending          Expenses Paid
     Bond Fund            Account Value       Account Value           During
      Class C             March 31, 2006    September 30, 2006       Period*
     ---------            --------------    ------------------    -------------
Actual                       $1,000.00           $1,029.10            $9.47
Hypothetical (5% return
  before expenses)            1,000.00            1,015.65             9.45

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.86%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        9/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Agency Mortgage-Backed Securities         28%
Domestic Corporate Bonds                  24
U.S. Government Securities                18
Debt Index Securities                      4
Non-Agency Mortgage-Backed Securities      3
Foreign Corporate Bonds                    2
Other                                     21


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------      -----------

U.S. GOVERNMENT SECURITIES--22.2%

U.S. TREASURY BONDS--3.4%
U.S. Treasury Bond 6.25%, 8/15/23 ..............     $ 2,870      $ 3,332,116

U.S. TREASURY NOTES--18.8%
U.S. Treasury Note 4.25%, 11/30/07(f) ..........       6,475        6,428,717
U.S. Treasury Inflation Index Note 3%, 7/15/12(d)      1,000        1,177,369
U.S. Treasury Note 4%, 11/15/12 ................       6,785        6,571,910
U.S. Treasury Note 4.75%, 5/15/14(f) ...........       3,525        3,554,881
U.S. Treasury Note 5.125%, 5/15/16 .............         665          689,834
                                                                  -----------
                                                                   18,422,711
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $21,402,854)                                      21,754,827
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--34.8%

FHLMC 7.50%, 7/1/09 ............................          18           18,723
FHLMC 7.50%, 4/1/14 ............................          61           63,168
FHLMC 7%, 4/1/16 ...............................          48           49,224
FHLMC 5.50%, 9/15/17 ...........................         374          375,920
FHLMC 5%, 3/15/19 ..............................         455          441,920
FHLMC 7%, 1/1/33 ...............................         347          356,724
FHLMC 3.533%, 2/1/34(e) ........................         345          344,823
FNMA 7%, 5/1/14 ................................          46           48,017
FNMA 8%, 1/1/15 ................................           9            9,313
FNMA 5.214%, 7/1/33(e) .........................         284          283,733
FNMA 4.175%, 9/1/33(e) .........................         195          196,010
FNMA 3.50%, 11/1/33(e) .........................         349          347,507
FNMA 3.511%, 12/1/33(e) ........................         241          241,444
FNMA 3.554%, 3/1/34(e) .........................         408          410,527
FNMA 3.583%, 4/1/34(e) .........................         225          224,828
FNMA 4.50%, 1/1/35 .............................         515          481,791
FNMA 5.33%, 5/1/35(e) ..........................       4,877        4,845,959


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------      -----------

AGENCY MORTGAGE-BACKED SECURITIES--continued

FNMA TBA 5.50%, 11/1/20(g) .....................     $ 4,490      $ 4,485,788
FNMA TBA 5.50%, 10/1/33(g) .....................       7,715        7,599,275
FNMA TBA 6%, 10/25/35(g) .......................      13,195       13,252,728
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $34,019,468)                                      34,077,422
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--29.2%

AEROSPACE & DEFENSE--0.7%
Armor Holdings, Inc. 8.25%, 8/15/13  ...........         105          109,200
DRS Technologies, Inc. 6.625%, 2/1/16 ..........         115          113,562
Esterline Technologies Corp. 7.75%, 6/15/13 ....          30           30,450
Honeywell International, Inc. 5.45%, 3/13/09(e)           95           95,033
L-3 Communications Corp. 5.875%, 1/15/15 .......         140          133,700
United Technologies Corp. 4.875%, 5/1/15(f) ....         215          208,556
                                                                  -----------
                                                                      690,501
                                                                  -----------
AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
(Germany) 5.75%, 9/8/11(c)(f) ..................         225          223,942

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. 144A 8.875%, 1/1/14(b) .............          95           99,987

BIOTECHNOLOGY--0.3%
Amgen, Inc. 4.85%, 11/18/14(f) .................         305          294,457

BREWERS--1.6%
Anheuser-Busch Cos., Inc. 5.05%, 10/15/16 ......       1,600        1,568,549

BROADCASTING & CABLE TV--1.3%
Charter Communications Operating LLC/
Charter Communications Operating
Capital 144A 8.375%, 4/30/14(b) ................         150          153,187


                        See Notes to Financial Statements

Phoenix Bond Fund

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------      -----------

BROADCASTING & CABLE TV--CONTINUED
Clear Channel Communications, Inc.
6.25%, 3/15/11 .................................     $   155      $   155,475

Comcast Corp. 5.85%, 11/15/15(f) ...............         320          319,909
Comcast Corp. 6.50%, 11/15/35 ..................         115          115,801
Echostar DBS Corp. 144A 7.125%, 2/1/16(b) ......         155          150,544
Mediacom Broadband LLC 8.50%, 10/15/15 .........         110          109,863

Rainbow National Services LLC 144A
8.75%, 9/1/12(b) ...............................         150          161,250

Sinclair Broadcast Group, Inc. 8%, 3/15/12 .....         100          101,875
                                                                  -----------
                                                                    1,267,904
                                                                  -----------

BUILDING PRODUCTS--0.2%
Building Materials Corporation of America
7.75%, 8/1/14 ..................................          35           31,238

Ply Gem Industries, Inc. 9%, 2/15/12 ...........         175          140,437
                                                                  -----------
                                                                      171,675
                                                                  -----------
CASINOS & GAMING--1.4%
American Real Estate Partners LP/American
Real Estate Finance Corp. 7.125%, 2/15/13 ......         185          185,000

Boyd Gaming Corp. 6.75%, 4/15/14 ...............         115          112,988
Harrah's Operating Co., Inc. 6.50%, 6/1/16(f) ..         410          401,918
MGM MIRAGE 6.75%, 9/1/12 .......................         105          104,081
MGM MIRAGE 6.625%, 7/15/15 .....................          45           43,425
OED Corp./Diamond Jo LLC 8.75%, 4/15/12 ........         180          180,900
Station Casinos, Inc. 7.75%, 8/15/16 ...........         245          255,413

Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp. 6.625%, 12/1/14 ..................         105          102,375
                                                                  -----------
                                                                    1,386,100
                                                                  -----------
COAL & CONSUMABLE FUELS--0.3%
Arch Western Finance LLC 6.75%, 7/1/13 .........         150          144,750
Peabody Energy Corp. Series B 6.875%, 3/15/13 ..         165          163,350
                                                                  -----------
                                                                      308,100
                                                                  -----------
COMMUNICATIONS EQUIPMENT--0.7%
Cisco Systems, Inc. 5.50%, 2/22/16(f) ..........         640          645,090

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0 1%
Trinity Industries, Inc. 6.50%, 3/15/14 ........          90           88,425

CONSUMER FINANCE--2.1%
American Express Co. 6.80%, 9/1/66(e) ..........         125          131,968
American General Finance Corp. 4%, 3/15/11(f) ..         450          426,514
Capital One Financial Corp. 6.15%, 9/1/16(f) ...         260          263,084
Ford Motor Credit Co. 8.625%, 11/1/10 ..........         140          139,584
General Electric Capital Corp. 4.875%, 10/21/10(f)       265          262,604
GMAC LLC 6.75%, 12/1/14 ........................         130          127,109
Residential Capital Corp. 6.375%, 6/30/10(f) ...         235          237,768


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------      -----------

CONSUMER FINANCE--CONTINUED
Residential Capital Corp. 6.875%, 6/30/15(f) ...     $   235      $   244,104
SLM Corp. 4%, 1/15/09 ..........................         175          170,438
                                                                  -----------
                                                                    2,003,173
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
SunGard Data Systems, Inc. 9.125%, 8/15/13 .....          95           98,800

DIVERSIFIED BANKS--0.7%
HSBC Bank USA, N.A. 5.875%, 11/1/34  ...........         155          154,042
USB Capital IX 6.189%, 4/15/49(e)(f) ...........         265          268,009
Wells Fargo & Co. 5.125%, 9/15/16(f) ...........         275          269,283
                                                                  -----------
                                                                      691,334
                                                                  -----------
DIVERSIFIED CAPITAL MARKETS--0.3%
UBS Preferred Funding Trust V
6.243%, 5/29/49(e)(f) ..........................         260          268,710

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp.
5.625%, 9/20/13 ................................         130          130,823

ELECTRIC UTILITIES--0.5%
Progress Energy, Inc. 7.10%, 3/1/11(f) .........         245          262,626
Reliant Energy, Inc. 9.50%, 7/15/13  ...........         175          182,437
                                                                  -----------
                                                                      445,063
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Tronox Worldwide LLC/Tronox Finance Corp.
9.50%, 12/1/12 .................................         150          154,687

FOOD RETAIL--0.1%
Stater Bros. Holdings, Inc. 8.89%, 6/15/10(e) ..         105          106,575
Stater Bros. Holdings, Inc. 8.125%, 6/15/12 ....          25           25,250
                                                                  -----------
                                                                      131,825
                                                                  -----------
HEALTH CARE EQUIPMENT--0.0%
Fisher Scientific International, Inc.
6.125%, 7/1/15 .................................          10            9,975

HEALTH CARE FACILITIES--0.1%
US Oncology, Inc. 10.75%, 8/15/14 ..............         125          137,500

HEALTH CARE SERVICES--0.4%
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08 .................................         335          341,700

Omnicare, Inc. 6.875%, 12/15/15 ................          70           68,337
                                                                  -----------
                                                                      410,037
                                                                  -----------
HOME FURNISHINGS--0.3%
Mohawk Industries, Inc. 6.125%, 1/15/16(f) .....         265          263,399


                        See Notes to Financial Statements

Phoenix Bond Fund


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------      -----------

HOMEBUILDING--0.6%
Horton (D.R.), Inc. 7.50%, 12/1/07 .............     $   234      $   239,070
Meritage Homes Corp. 7%, 5/1/14 ................         180          162,225
Technical Olympic USA, Inc. 9%, 7/1/10 .........         235          224,719
                                                                  -----------
                                                                      626,014
                                                                  -----------
HOUSEWARES & SPECIALTIES--0.5%
Fortune Brands, Inc. 5.375%, 1/15/16(f) ........         545          519,856

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0 1%
TXU Corp. Series P 5.55%, 11/15/14 .............         110          104,476

INDUSTRIAL MACHINERY--0.1%
Valmont Industries, Inc. 6.875%, 5/1/14 ........         110          108,625

INTEGRATED OIL & GAS--1.3%
Conoco Funding Co. 6.35%, 10/15/11(f) ..........       1,000        1,052,831
Shell International Finance BV 5.625%, 6/27/11(f)        190          194,538
                                                                  -----------
                                                                    1,247,369
                                                                  -----------

INTEGRATED TELECOMMUNICATION SERVICES--2.4%
AT&T, Inc. 5.875%, 2/1/12(f) ...................       1,200        1,217,715
BellSouth Corp. 5.572%, 8/15/08(e)(f) ..........         235          235,045
Cincinnati Bell, Inc. 7.25%, 7/15/13 ...........         130          133,575

New Cingular Wireless Services, Inc.
8.75%, 3/1/31 ..................................         125          159,800

Qwest Communications International, Inc.
Series B 7.50%, 2/15/14 ........................          70           70,525

Qwest Corp. 8.875%, 3/15/12 ....................         185          202,806

Telcordia Technologies, Inc. 144A
10%, 3/15/13(b) ................................          50           33,500

Verizon Global Funding Corp. 7.75%, 12/1/30(f) .         240          275,119
                                                                  -----------
                                                                    2,328,085
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--0.6%
E*Trade Financial Corp. 7.375%, 9/15/13 ........         115          118,162

Goldman Sachs Group, Inc. (The)
5.25%, 10/15/13 ................................         155          152,960

Lehman Brothers Holdings, Inc. 5.50%, 4/4/16(f)          265          264,021
                                                                  -----------
                                                                      535,143
                                                                  -----------
LEISURE PRODUCTS--0.1%
K2, Inc. 7.375%, 7/1/14 ........................          90           88,087

LIFE & HEALTH INSURANCE--2.2%
MetLife, Inc. 6.125%, 12/1/11 ..................       1,500        1,557,969
Protective Life Secured Trust 5.58%, 1/14/08(e)          180          180,316
Protective Life Secured Trust 4%, 4/1/11(f) ....         300          285,387

UnumProvident Finance Co. plc 144A
6.85%, 11/15/15(b) .............................         135          138,777
                                                                  -----------
                                                                    2,162,449
                                                                  -----------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------      -----------

MANAGED HEALTH CARE--0.4%
Coventry Health Care, Inc. 6.125%, 1/15/15 .....     $   135      $   134,642
WellPoint, Inc. 5.85%, 1/15/36(f) ..............         285          276,433
                                                                  -----------
                                                                      411,075
                                                                  -----------
METAL & GLASS CONTAINERS--0.6%
AEP Industries, Inc. 7.875%, 3/15/13 ...........         105          105,525
Ball Corp. 6.875%, 12/15/12 ....................          56           56,700
Crown Americas LLC & Crown Americas
Capital Corp. 7.75%, 11/15/15 ..................          40           40,700

Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09 ................................         372          384,090
                                                                  -----------
                                                                      587,015
                                                                  -----------
MORTGAGE REIT'S--0.5%
iStar Financial, Inc. Series B 5.125%, 4/1/11(f)         535          524,921

MOVIES & ENTERTAINMENT--0.9%
Time Warner Entertainment Co. LP
8.375%, 7/15/33(f) .............................         180          212,291

Viacom, Inc. 144A 6.25%, 4/30/16(b)(f) .........         475          470,833
WMG Holdings Corp. 0%, 12/15/14(e) .............         265          198,750
                                                                  -----------
                                                                      881,874
                                                                  -----------
MULTI-LINE INSURANCE--0.3%
Genworth Global Funding Trust 5.125%, 3/15/11 ..         160          159,613
Loews Corp. 5.25%, 3/15/16 .....................         170          164,827
                                                                  -----------
                                                                      324,440
                                                                  -----------
MULTI-UTILITIES--0.4%
Consolidated Edison Company of New York, Inc.
5.85%, 3/15/36 .................................         125          124,890

MidAmerican Energy Holdings Co. 144A
6.125%, 4/1/36(b)(f) ...........................         235          237,539
                                                                  -----------
                                                                      362,429
                                                                  -----------
OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.75%, 2/1/17 ......................         155          158,100

OFFICE REIT'S--0.4%
Brandywine Operating Partnership LP
6%, 4/1/16(f) ..................................         265          267,953

Duke Realty LP 5.625%, 8/15/11 .................          75           75,498
                                                                  -----------
                                                                      343,451
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--0.2%
Gulfmark Offshore, Inc. 7.75%, 7/15/14 .........         180          181,800

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Anadarko Petroleum Corp. 6.45%, 9/15/36 ........         115          117,464
Chesapeake Energy Corp. 6.625%, 1/15/16 ........         220          213,400
                                                                  -----------
                                                                      330,864
                                                                  -----------

                        See Notes to Financial Statements

Phoenix Bond Fund

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------      -----------


OIL & GAS STORAGE & TRANSPORTATION--0.7%
Atlas Pipeline Partners LP 8.125%, 12/15/15 ....     $   125      $   127,813

Ferrellgas Escrow LLC/ Ferrellgas Finance
Escrow Corp. 6.75%, 5/1/14 .....................         115          112,988

Holly Energy Partners LP 6.25%, 3/1/15 .........         105           97,781

Kinder Morgan Energy Partners LP
7.30%, 8/15/33 .................................         150          162,711

Pacific Energy Partners LP/ Pacific Energy
Finance Corp. 6.25%, 9/15/15 ...................          75           74,250

SemGroup LP 144A 8.75%, 11/15/15(b)  ...........         100          101,375
                                                                  -----------
                                                                      676,918
                                                                  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
Bank of America Corp. 5.75%, 8/15/16(f) ........         395          401,800
Citigroup, Inc. 5%, 9/15/14(f) .................         330          321,511
                                                                  -----------
                                                                      723,311
                                                                  -----------
PAPER PRODUCTS--0.3%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b) ...         100          102,500
International Paper Co. 6.75%, 9/1/11 ..........         175          185,830
                                                                  -----------
                                                                      288,330
                                                                  -----------
PHARMACEUTICALS--0.5%
Wyeth 5.50%, 3/15/13(f) ........................         525          527,419

PROPERTY & CASUALTY INSURANCE--0.5%
CNA Financial Corp. 6.50%, 8/15/16(f) ..........         480          493,247

PUBLISHING & PRINTING--0.1%
Primedia, Inc. 8.875%, 5/15/11 .................          35           34,388
Primedia, Inc. 8%, 5/15/13 .....................         105           95,812
                                                                  -----------
                                                                      130,200
                                                                  -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Colonial Realty LP 6.05%, 9/1/16(f)  ...........         200          201,888

Westfield Group 144A (Australia)
5.70%, 10/1/16(b)(f) ...........................         375          373,189
                                                                  -----------
                                                                      575,077
                                                                  -----------
REGIONAL BANKS--0.4%
Colonial Bank NA 6.375%, 12/1/15 ...............         395          407,465

RESIDENTIAL REIT'S--0.6%
Archstone-Smith Trust 5.75%, 3/15/16(f) ........         215          216,664
AvalonBay Communities, Inc. 5.75%, 9/15/16 .....         145          146,446
ERP Operating LP 5.375%, 8/1/16(f) .............         270          265,611
                                                                  -----------
                                                                      628,721
                                                                  -----------
RETAIL REIT's--0.2%
Simon Property Group LP 5.60%, 9/1/11(f) .......         235          236,750

SPECIALIZED REIT'S--0.1%
Host Marriott LP Series O 6.375%, 3/15/15 ......         105          102,375


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------      -----------

STEEL--0.2%
Gibraltar Industries, Inc. Series B 8%, 12/1/15      $   140      $   139,300

THRIFTS & MORTGAGE FINANCE--0.2%
Sovereign Capital Trust VI 7.908%, 6/13/36(f) ..         170          187,239

TOBACCO--0.2%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b) .          95           97,600
Reynolds American, Inc. 144A 6.50%, 7/15/10(b) ..         80           81,143
                                                                  -----------
                                                                      178,743
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $28,613,679)                                      28,611,224
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--3.6%

Banc of America Commercial Mortgage, Inc.
00-1, A1A 7.109%, 11/15/31 .....................         187          189,597

Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB3 8%, 8/25/34 ......................         135          141,839

Master Asset Securitization Trust Alternative
Loans Trust 03-7, 5A1 6.25%, 11/25/33 ..........         230          230,983

Master Asset Securitization Trust Alternative
Loans Trust 04-1, 3A1 7%, 1/25/34 ..............         187          190,921

Master Asset Securitization Trust Alternative
Loans Trust 04-5, 6A1 7%, 6/25/34 ..............         138          140,358

Master Asset Securitization Trust Alternative
Loans Trust 04-6, 6A1 6.50%, 7/25/34 ...........         737          746,189

Merrill Lynch Mortgage Trust 05-MCP1,
A2 4.556%, 6/12/43 .............................         725          710,323

Morgan Stanley Mortgage Loan Trust 04-3,
3A 6%, 4/25/34 .................................         785          782,803

Residential Asset Mortgage Products, Inc.
04-SL3, A4 8.50%, 12/25/31 .....................         425          452,993

-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,632,907)                                        3,586,006
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--3.7%

BERMUDA--0.1%
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15 ................................         125          128,437

CANADA--0.4%
CHC Helicopter Corp. 7.375%, 5/1/14  ...........         100           94,750

                        See Notes to Financial Statements

Phoenix Bond Fund

                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------      -----------

CANADA--CONTINUED
Rogers Wireless Communications, Inc.
6.375%, 3/1/14 .................................     $   135     $    135,169

TransCanada PipeLines Ltd. 5.85%, 3/15/36 ......         155          154,003
                                                                 ------------
                                                                      383,922
                                                                 ------------
CHILE--0.2%
Celulosa Arauco y Constitucion SA
5.625%, 4/20/15(f) .............................         235          228,511

ITALY--0.5%
Telecom Italia Capital S.A. 5.969%, 2/1/11(e) ..         155          153,735
Telecom Italia Capital S.A. 7.20%, 7/18/36(f) ..         290          298,061
                                                                 ------------
                                                                      451,796
                                                                 ------------
JAPAN--0.5%
MUFG Capital Finance 1 Ltd. 6.346%, 7/25/36(e)(f)        265          267,150
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(e) .....         250          244,410
                                                                 ------------
                                                                      511,560
                                                                 ------------
NETHERLANDS--0.5%
ING Groep N.V. 5.775%, 12/8/49(e)(f) ...........         535          527,926

SPAIN--0.4%
Santander Issuances S.A 144A
5.911%, 6/20/16(b)(f) ..........................         410          421,361

SWITZERLAND--0.4%
Swiss Re Capital I LP 144A
6.854%, 5/29/49(b)(e)(f) .......................         345          354,964

UNITED KINGDOM--0.3%
HBOS plc 144A 6.413%, 9/29/49(b)(e)  ...........         280          270,242

UNITED STATES--0.4%
Endurance Specialty Holdings Ltd.
6.15%, 10/15/15 ................................         165          162,720

Teva Pharmaceutical Finance LLC
6.15%, 2/1/36 ..................................         190          182,853
                                                                 ------------
                                                                      345,573
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $3,630,708)                                        3,624,292
-----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------      -----------

DEBT INDEX SECURITIES--4.6%

Dow Jones CDX HY 6-T2 144A
7.375%, 6/29/11(b) .............................     $ 4,500      $ 4,569,750
-----------------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $4,371,281)                                        4,569,750
-----------------------------------------------------------------------------

                                                     SHARES
                                                     ------

DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.2%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
Bank of America Corp. Cv. Pfd. 6.204% ..........       7,200          183,744
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $180,000)                                            183,744
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $95,850,897)                                      96,407,265
-----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                     -------     ------------

SHORT-TERM INVESTMENTS--26.4%

FEDERAL AGENCY SECURITIES(h)--26.4%
FHLB 4.70%, 10/3/06 ............................     $ 5,900        5,898,459
FNMA 5.12%, 10/13/06 ...........................      20,000       19,965,867

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $25,864,326)                                      25,864,326
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--124.7%
(Identified Cost $121,715,223)                                    122,271,591(a)

Other assets and liabilities, net--(24.7)%                        (24,233,161)
                                                                 ------------
NET ASSETS--100.0%                                               $ 98,038,430
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $766,344 and gross depreciation of $554,319 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $122,059,566.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $8,062,151 or 8.2% of net assets.
(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) All or a portion segregated as collateral for a when-issued security.
(g) When-issued security.
(h) The rate shown is the discount rate.

                        See Notes to Financial Statements

Phoenix Bond Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006


ASSETS
Investment securities at value
   (Identified cost $121,715,223)                                 $122,271,591
Cash                                                                    91,427
Receivables
   Interest                                                          1,048,513
   Investment securities sold                                          553,667
   Fund shares sold                                                        736
Prepaid expenses                                                        35,473
                                                                  ------------
     Total assets                                                  124,001,407
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                  25,713,177
   Fund shares repurchased                                             107,674
   Investment advisory fee                                              54,789
   Administration fee                                                   14,682
   Distribution and service fees                                        11,552
   Transfer agent fee                                                    9,538
   Trustees' fee                                                         1,897
   Other accrued expenses                                               49,668
                                                                  ------------
     Total liabilities                                              25,962,977
                                                                  ------------
NET ASSETS                                                        $ 98,038,430
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 99,816,547
Undistributed net investment income                                     80,567
Accumulated net realized loss                                       (2,415,052)
Net unrealized appreciation                                            556,368
                                                                  ------------
NET ASSETS                                                        $ 98,038,430
                                                                  ============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $63,156,238)                  6,093,517
Net asset value and offering price per share                            $10.36

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $28,021,726)                  2,729,651
Net asset value per share                                               $10.27
Offering price per share $10.27 /(1-4.75%)                              $10.78

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $5,459,285)                     542,135
Net asset value and offering price per share                            $10.07

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $1,401,181)                     138,853
Net asset value and offering price per share                            $10.09




                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 2006


INVESTMENT INCOME
Interest                                                           $ 4,121,443
                                                                   -----------
     Total investment income                                         4,121,443
                                                                   -----------
EXPENSES
Investment advisory fee                                                385,870
Service fees, Class A                                                   71,638
Distribution and service fees, Class B                                  60,755
Distribution and service fees, Class C                                  17,237
Financial agent fee                                                     53,470
Administration fee                                                      21,580
Transfer agent                                                          77,698
Registration                                                            46,781
Trustees                                                                33,601
Professional                                                            30,229
Printing                                                                26,447
Custodian                                                               21,215
Miscellaneous                                                           15,186
                                                                   -----------
     Total expenses                                                    861,707
Less expenses reimbursed by investment adviser                         (62,088)
Custodian fees paid indirectly                                          (3,841)
                                                                   -----------
     Net expenses                                                      795,778
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                         3,325,665
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             (1,669,045)
Net change in unrealized appreciation (depreciation)
   on investments                                                    1,815,389
                                                                   -----------
NET GAIN (LOSS) ON INVESTMENTS                                         146,344
                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $ 3,472,009
                                                                   ===========

                        See Notes to Financial Statements

Phoenix Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                     Year Ended               Year Ended
                                                                                 September 30, 2006      September 30, 2005
                                                                                 ------------------      ------------------
FROM OPERATIONS
   Net investment income (loss)                                                     $  3,325,665             $  2,426,668
   Net realized gain (loss)                                                           (1,669,045)                 892,463
   Net change in unrealized appreciation (depreciation)                                1,815,389               (1,644,878)
                                                                                    ------------             ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         3,472,009                1,674,253
                                                                                    ------------             ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                     (1,848,147)              (1,255,458)
   Net investment income, Class A                                                     (1,157,117)                (908,570)
   Net investment income, Class B                                                       (202,816)                (172,422)
   Net investment income, Class C                                                        (57,016)                 (70,220)
   Net realized short-term gains, Class X                                               (217,988)                 (23,407)
   Net realized short-term gains, Class A                                               (240,381)                 (20,883)
   Net realized short-term gains, Class B                                                (53,467)                  (5,041)
   Net realized short-term gains, Class C                                                (15,709)                  (1,731)
   Net realized long-term gains, Class X                                                (160,385)                (199,697)
   Net realized long-term gains, Class A                                                (177,324)                (138,063)
   Net realized long-term gains, Class B                                                 (39,451)                 (37,483)
   Net realized long-term gains, Class C                                                 (11,593)                 (17,018)
                                                                                    ------------             ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (4,181,394)              (2,849,993)
                                                                                    ------------             ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (281,717 and 314,375 shares, respectively)            2,919,771                3,357,093
   Net asset value of shares issued from reinvestment of distributions
      (176,029 and 125,855 shares, respectively)                                       1,808,080                1,341,497
   Proceeds from shares issued in conjunction with Plan of Reorganization
      (4,573,055 and 0 shares, respectively) (See Note 11)                            46,685,805                       --
   Cost of shares repurchased (1,790,941 and 1,265,755 shares, respectively)         (18,412,831)             (13,466,739)
                                                                                    ------------             ------------
Total                                                                                 33,000,825               (8,768,149)
                                                                                    ------------             ------------
CLASS A
   Proceeds from sales of shares (334,569 and 786,273 shares, respectively)            3,429,757                8,304,323
   Net asset value of shares issued from reinvestment of distributions
      (144,366 and 92,974 shares, respectively)                                        1,472,109                  981,817
   Cost of shares repurchased (568,757 and 868,173 shares, respectively)              (5,822,306)              (9,212,953)
                                                                                    ------------             ------------
Total                                                                                   (920,440)                  73,187
                                                                                    ------------             ------------
CLASS B
   Proceeds from sales of shares (58,126 and 97,249 shares, respectively)                582,311                1,013,515
   Net asset value of shares issued from reinvestment of distributions
      (18,400 and 14,754 shares, respectively)                                           184,333                  152,997
   Cost of shares repurchased (187,005 and 165,640 shares, respectively)              (1,876,269)              (1,720,311)
                                                                                    ------------             ------------
Total                                                                                 (1,109,625)                (553,799)
                                                                                    ------------             ------------
CLASS C
   Proceeds from sales of shares (17,873 and 4,759 shares, respectively)                 179,308                   49,556
   Net asset value of shares issued from reinvestment of distributions
      (6,498 and 6,499 shares, respectively)                                              65,229                   67,598
   Cost of shares repurchased (83,511 and 179,275 shares, respectively)                 (838,461)              (1,866,267)
                                                                                    ------------             ------------
Total                                                                                   (593,924)              (1,749,113)
                                                                                    ------------             ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          30,376,836              (10,997,874)
                                                                                    ------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              29,667,451              (12,173,614)
                                                                                    ------------             ------------

NET ASSETS
   Beginning of period                                                                68,370,979               80,544,593
                                                                                    ------------             ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $80,567
       AND $19,998,RESPECTIVELY)                                                    $ 98,038,430             $ 68,370,979
                                                                                    ============             ============


                        See Notes to Financial Statements

Phoenix Bond Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                       CLASS X
                                                             ----------------------------------------------------------

                                                                              Year Ended September 30,
                                                             ----------------------------------------------------------
                                                               2006          2005         2004        2003       2002(4)
Net asset value, beginning of period                          $10.56        $10.73       $10.78      $10.39      $10.44
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                              0.47          0.37         0.40        0.41        0.48
   Net realized and unrealized gain (loss)                     (0.08)        (0.11)        0.08        0.46        0.12
                                                              ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.39          0.26         0.48        0.87        0.60
                                                              ------        ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                        (0.44)        (0.37)       (0.46)      (0.42)      (0.49)
   Distributions from net realized gains                       (0.15)        (0.06)       (0.07)      (0.06)      (0.16)
                                                              ------        ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                                       (0.59)        (0.43)       (0.53)      (0.48)      (0.65)
                                                              ------        ------       ------      ------      ------
Change in net asset value                                      (0.20)        (0.17)       (0.05)       0.39       (0.05)
                                                              ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $10.36        $10.56       $10.73      $10.78      $10.39
                                                              ======        ======       ======      ======      ======
Total return                                                    3.84%         2.44%        4.54%       8.57%       5.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $63,156       $30,126      $39,476     $35,966     $48,606
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       0.82%         0.89%        0.80%       0.86%       0.83%(3)
   Gross operating expenses                                     0.82%         0.89%        0.80%       0.86%       0.83%
   Net investment income                                        4.59%         3.45%        3.72%       3.93%       4.75%
Portfolio turnover                                               275%          221%         136%        244%        410%



                                                                                       CLASS A
                                                             ----------------------------------------------------------

                                                                              Year Ended September 30,
                                                             ----------------------------------------------------------
                                                               2006          2005         2004        2003       2002(4)
Net asset value, beginning of period                          $10.46        $10.63       $10.68      $10.29      $10.37
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                              0.43          0.34         0.36        0.38        0.44
   Net realized and unrealized gain (loss)                     (0.06)        (0.11)        0.08        0.45        0.11
                                                              ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.37          0.23         0.44        0.83        0.55
                                                              ------        ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                        (0.41)        (0.34)       (0.42)      (0.38)      (0.47)
   Distributions from net realized gains                       (0.15)        (0.06)       (0.07)      (0.06)      (0.16)
                                                              ------        ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                                       (0.56)        (0.40)       (0.49)      (0.44)      (0.63)
                                                              ------        ------       ------      ------      ------
Change in net asset value                                      (0.19)        (0.17)       (0.05)       0.39       (0.08)
                                                              ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $10.27        $10.46       $10.63      $10.68      $10.29
                                                              ======        ======       ======      ======      ======
Total return(2)                                                 3.51%         2.14%        4.33%       8.28%       5.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $28,022       $29,501      $29,864     $21,263     $21,127
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       1.11%         1.15%        1.11%       1.15%       1.15%
   Gross operating expenses                                     1.15%         1.19%        1.11%       1.21%       1.22%
   Net investment income                                        4.21%         3.20%        3.37%       3.65%       4.38%
Portfolio turnover                                               275%          221%         136%        244%        410%

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) For the period ended September 30, 2002 for Class X, the ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio of net operating expenses to average net assets would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective October 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for
    Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from
    4.80% to 4.75% and from 4.44% to 4.38% for Class X and Class A, respectively; to decrease net investment income
    (loss) per share from $0.49 to $0.48 per share and from $0.45 to $0.44 per share for Class X and Class A, respectively; and, to increase net realized and unrealized gain (loss) from $0.11 to $0.12 per share and from $0.10 to $0.11 per share for Class X and Class A, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                       CLASS B
                                                             ----------------------------------------------------------

                                                                              Year Ended September 30,
                                                             ----------------------------------------------------------
                                                               2006          2005         2004        2003       2002(3)
Net asset value, beginning of period                          $10.28        $10.44       $10.50      $10.13      $10.25
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                              0.34          0.25         0.28        0.30        0.36
   Net realized and unrealized gain (loss)                     (0.06)        (0.09)        0.08        0.44        0.11
                                                              ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.28          0.16         0.36        0.74        0.47
                                                              ------        ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                        (0.34)        (0.26)       (0.35)      (0.31)      (0.43)
   Distributions from net realized gains                       (0.15)        (0.06)       (0.07)      (0.06)      (0.16)
                                                              ------        ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                                       (0.49)        (0.32)       (0.42)      (0.37)      (0.59)
                                                              ------        ------       ------      ------      ------
Change in net asset value                                      (0.21)        (0.16)       (0.06)       0.37       (0.12)
                                                              ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $10.07        $10.28       $10.44      $10.50      $10.13
                                                              ======        ======       ======      ======      ======
Total return(2)                                                 2.80%         1.36%        3.54%       7.43%       4.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $5,459        $6,706       $7,375     $10,218     $10,093
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       1.88%         1.90%        1.90%       1.90%       1.90%
   Gross operating expenses                                     2.30%         2.30%        2.07%       2.10%       2.16%
   Net investment income                                        3.43%         2.45%        2.69%       2.91%       3.63%
Portfolio turnover                                               275%          221%         136%        244%        410%



                                                                                       CLASS X
                                                             ----------------------------------------------------------

                                                                              Year Ended September 30,
                                                             ----------------------------------------------------------
                                                               2006          2005         2004        2003       2002(3)
Net asset value, beginning of period                          $10.30        $10.46       $10.52      $10.15      $10.26
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                              0.34          0.25         0.28        0.30        0.36
   Net realized and unrealized gain (loss)                     (0.06)        (0.09)        0.08        0.44        0.12
                                                              ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.28          0.16         0.36        0.74        0.48
                                                              ------        ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                        (0.34)        (0.26)       (0.35)      (0.31)      (0.43)
   Distributions from net realized gains                       (0.15)        (0.06)       (0.07)      (0.06)      (0.16)
                                                              ------        ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                                       (0.49)        (0.32)       (0.42)      (0.37)      (0.59)
                                                              ------        ------       ------      ------      ------
Change in net asset value                                      (0.21)        (0.16)       (0.06)       0.37       (0.11)
                                                              ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $10.09        $10.30       $10.46      $10.52      $10.15
                                                              ======        ======       ======      ======      ======
Total return(2)                                                 2.79%         1.35%        3.53%       7.42%       4.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $1,401        $2,038       $3,829      $4,754      $5,052
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       1.88%         1.90%        1.90%       1.90%       1.90%
   Gross operating expenses                                     3.44%         2.90%        2.37%       2.41%       2.50%
   Net investment income                                        3.41%         2.44%        2.64%       2.91%       3.63%
Portfolio turnover                                               275%          221%         136%        244%        410%

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) As required, effective October 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for
    Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from
    3.69% to 3.63% for Class B and Class C; to decrease net investment income (loss) per share from $0.37 to $0.36 per share for Class B and Class C; and, to increase net realized and unrealized gain (loss) from $0.10 to $0.11 per share and from $0.11 to $0.12 per share for Class B and Class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX EARNINGS DRIVEN GROWTH FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW DID THE PHOENIX EARNINGS DRIVEN GROWTH FUND PERFORM OVER THE FISCAL YEAR ENDED SEPTEMBER 30, 2006?

A: For the year ended September 30, 2006, the Fund's Class X shares returned 5.70%, Class A shares returned 5.45%, Class B shares returned 4.58% and Class C shares returned 4.58%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 10.79%, and the Russell Midcap(R) Growth Index, which is the Fund's style-specific index appropriate for comparison, returned 7.03%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.


Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The 12-month period ended September 30, 2006 presented investors with a multitude of challenges - including a decelerating economy, volatile energy prices, geopolitical unrest, interest rate hikes and inflation concerns, a deflating housing bubble and earnings fears. Volatility in the markets increased and most leading economic indicators began to slow. However, in spite of all of these negative factors, opportunities for equity investors remained. Resilient, albeit volatile, corporate profit growth and attractive valuations drove most equity indexes higher during the Fund's fiscal year. During this timeframe, large-cap stocks, as measured by the Russell 1000(R) Index, and their small-cap counterparts (as measured by the Russell 2000(R) Index) posted similar returns, while value stocks outperformed their growth competitors across all market capitalizations. We believe the dynamics that have carried us through the third calendar quarter of 2006 remain intact. We sit squarely in the "soft landing" camp, with a constructive view on the stock market in general and growth equities in particular.


Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Beyond macroeconomic considerations, in the 12 months ended September 30, 2006, our relative overweight positions in the outperforming telecommunications and materials sectors and our underweight stakes in the underperforming consumer discretionary and energy sectors positively affected performance. Conversely, our relative underweight position in the financials sector and overweight allocation to the industrials sector negatively impacted performance. The top five contributing portfolio holdings during the year included Humana Inc., Cognizant Corp., Network Appliance Inc., NII Holdings Inc. and International Game Technology. The bottom five contributing positions were Urban Outfitters Inc., Silicon Laboratories Inc., United Surgical Partners International, Kinetic Concepts Inc. and Xilinx Inc.

                                                                    OCTOBER 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Earnings Driven Growth Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (1)                          PERIODS ENDING 9/30/06
--------------------------------------------------------------------------------


                                                                                INCEPTION       INCEPTION
                                              1 YEAR     5 YEARS     10 YEARS    TO 9/30/06        DATE
                                              ------      ------     --------   -----------     ---------
        Class X Shares at NAV (2)              5.70%       2.97%        5.79%         --               --

        Class A Shares at NAV (2)              5.45        2.72         5.47          --               --
        Class A Shares at POP (3)             (0.62)       1.51         4.85          --               --

        Class B Shares at NAV (2)              4.58        1.93           --         2.31%         7/1/98
        Class B Shares with CDSC (4)           0.58        1.93           --         2.31          7/1/98

        Class C Shares at NAV (2)              4.58        1.93           --         2.31          7/1/98
        Class C Shares with CDSC (4)           4.58        1.93           --         2.31          7/1/98

        S&P 500(R) Index                      10.79        6.98         8.62       Note 5          Note 5

        Russell Midcap(R) Growth Index         7.03       12.01         8.20       Note 6          Note 6


ALL RETURNS  REPRESENT PAST PERFORMANCE  WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT  PERFORMANCE MAY BE HIGHER OR
LOWER THAN THE PERFORMANCE  SHOWN. THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN
INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO
NOT REFLECT THE  DEDUCTION OF TAXES THAT A  SHAREHOLDER  WOULD PAY ON FUND  DISTRIBUTIONS  OR THE  REDEMPTION OF SHARES.
PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH DIVIDENDS AND
    CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO  REDEMPTIONS OF CERTAIN  CLASSES OF SHARES THAT DO NOT
    HAVE A SALES CHARGE  APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR B SHARES  DECLINE FROM 5% TO 0% OVER A
    FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX PERFORMANCE IS 3.47% FOR CLASS B AND CLASS C (SINCE 7/1/98).
(6) INDEX PERFORMANCE IS 5.43% FOR CLASS B AND CLASS C (SINCE 7/1/98).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 9/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 9/30/96 in Class X and Class A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


               Phoenix          Phoenix
           Earnings Driven  Earnings Driven       Russell
             Growth Fund      Growth Fund     Midcap(R) Growth    S&P 500(R)
               Class X          Class A            Index            Index
           ---------------  ---------------   ----------------    ----------

9/30/96        $10,000          $ 9,425           $10,000        $10,000
9/30/97         11,139           10,485            12,964         14,067
9/30/98         10,670            9,988            11,749         15,354
9/30/99         14,192           13,211            16,119         19,612
9/29/00         27,222           25,273            25,851         22,233
9/28/01         15,177           14,046            12,469         16,311
9/30/02         12,093           11,165            10,536         12,971
9/30/03         14,385           13,253            14,634         16,139
9/30/04         14,626           13,444            16,635         18,377
9/30/05         16,618           15,231            20,540         20,626
9/30/06         17,565           16,060            21,984         22,852

For information regarding the indexes, see the glossary on page 3.

Phoenix Earnings Driven Growth Fund


ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Earnings Driven Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

    Earnings Driven         Beginning             Ending         Expenses Paid
      Growth Fund         Account Value        Account Value         During
        Class X           March 31, 2006     September 30, 2006      Period*
    ---------------       --------------     ------------------  -------------
Actual                       $1,000.00           $  949.30            $5.80
Hypothetical (5% return
  before expenses)            1,000.00            1,019.07             6.03

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.19%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    Earnings Driven         Beginning             Ending         Expenses Paid
      Growth Fund         Account Value        Account Value         During
        Class a           March 31, 2006     September 30, 2006      Period*
    ---------------       --------------     ------------------  -------------
Actual                       $1,000.00           $  947.80            $7.00
Hypothetical (5% return
  before expenses)            1,000.00            1,017.82             7.28

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.43%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    Earnings Driven         Beginning             Ending         Expenses Paid
      Growth Fund         Account Value        Account Value         During
        Class B           March 31, 2006     September 30, 2006      Period*
    ---------------       --------------     ------------------  -------------
Actual                       $1,000.00           $  944.30           $10.64
Hypothetical (5% return
  before expenses)            1,000.00            1,014.01            11.09

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.18%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    Earnings Driven         Beginning             Ending         Expenses Paid
      Growth Fund         Account Value        Account Value         During
        Class C           March 31, 2006     September 30, 2006      Period*
    ---------------       --------------     ------------------  -------------
Actual                       $1,000.00          $   944.30           $10.64
Hypothetical (5% return
  before expenses)            1,000.00            1,014.01            11.09

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.18%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Earnings Driven Growth Fund


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        9/30/06
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology     27%
Consumer Discretionary     18
Health Care                15
Industrials                12
Financials                  8
Energy                      6
Other                      14




                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006


                                                      SHARES         VALUE
                                                   ------------   -----------

DOMESTIC COMMON STOCKS--96.8%

ADVERTISING--2.1%
Lamar Advertising Co. Class A(b) ...............      14,960      $   799,014

APPAREL RETAIL--4.2%
Crew (J.) Group, Inc.(b) .......................      27,800          835,946
TJX Cos., Inc. (The) ...........................      26,240          735,507
                                                                  -----------
                                                                    1,571,453
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--2.1%
Polo Ralph Lauren Corp. ........................      12,460          806,037

BIOTECHNOLOGY--2.4%
Genzyme Corp.(b) ...............................      13,570          915,568

CASINOS & GAMING--1.5%
International Game Technology ..................      14,000          581,000

COMMUNICATIONS EQUIPMENT--1.4%
Tellabs, Inc.(b) ...............................      48,890          535,834

COMPUTER & ELECTRONICS RETAIL--2.1%
Circuit City Stores, Inc. ......................      30,680          770,375

COMPUTER STORAGE & PERIPHERALS--4.2%
Network Appliance, Inc.(b) .....................      23,750          878,987
SanDisk Corp.(b) ...............................      13,220          707,799
                                                                  -----------
                                                                    1,586,786
                                                                  -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.2%
Oshkosh Truck Corp. ............................      16,280          821,652

CONSTRUCTION MATERIALS--2.1%
Vulcan Materials Co. ...........................      10,140          793,455


                                                      SHARES         VALUE
                                                   ------------   -----------
DATA PROCESSING & OUTSOURCED SERVICES--3.4%
Alliance Data Systems Corp.(b) .................      11,130      $   614,265
Global Payments, Inc. ..........................      15,040          661,910
                                                                  -----------
                                                                    1,276,175
                                                                  -----------
DISTILLERS & VINTNERS--1.5%
Brown-Forman Corp. Class B .....................       7,550          578,708

ELECTRICAL COMPONENTS & EQUIPMENT--4.1%
Ametek, Inc. ...................................      18,200          792,610
Rockwell Automation, Inc. ......................      12,510          726,831
                                                                  -----------
                                                                    1,519,441
                                                                  -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.6%
Agilent Technologies, Inc.(b) ..................      18,690          610,976

ELECTRONIC MANUFACTURING SERVICES--2.0%
Molex, Inc. ....................................      19,390          755,628

FOOD RETAIL--1.8%
Whole Foods Market, Inc. .......................      11,360          675,125

HEALTH CARE EQUIPMENT--2.1%
ArthroCare Corp.(b) ............................      16,970          795,214

HEALTH CARE FACILITIES--1.6%
LifePoint Hospitals, Inc.(b) ...................      16,500          582,780

HEALTH CARE SERVICES--3.5%
Express Scripts, Inc.(b) .......................       6,900          520,881
Quest Diagnostics, Inc. ........................      13,100          801,196
                                                                  -----------
                                                                    1,322,077
                                                                  -----------
HEALTH CARE SUPPLIES--1.9%
Gen-Probe, Inc.(b) .............................      15,400          722,106


                        See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund


                                                      SHARES         VALUE
                                                   ------------   -----------

HOME ENTERTAINMENT SOFTWARE--1.8%
Activision, Inc.(b) ............................      44,940      $   678,594

HOMEBUILDING--1.6%
Centex Corp. ...................................      11,120          585,134

HOUSEHOLD PRODUCTS--1.6%
Church & Dwight Co., Inc. ......................      15,010          587,041

HOUSEWARES & SPECIALTIES--1.5%
Newell Rubbermaid, Inc. ........................      20,320          575,462

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.4%
Monster Worldwide, Inc.(b) .....................      14,890          538,869

INDUSTRIAL MACHINERY--4.0%
Eaton Corp. ....................................      10,630          731,876
Harsco Corp. ...................................       9,670          750,875
                                                                  -----------
                                                                    1,482,751
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--2.2%
Jefferies Group, Inc. ..........................      28,400          809,400

IT CONSULTING & OTHER SERVICES--2.6%
Cognizant Technology Solutions Corp. Class A(b)       12,960          959,818

MANAGED HEALTH CARE--3.3%
Humana, Inc.(b) ................................      11,190          739,547
Sierra Health Services, Inc.(b) ................      12,810          484,730
                                                                  -----------
                                                                    1,224,277
                                                                  -----------
METAL & GLASS CONTAINERS--1.9%
Ball Corp. .....................................      17,250          697,763

OIL & GAS DRILLING--1.5%
Diamond Offshore Drilling, Inc. ................       7,550          546,394

OIL & GAS EQUIPMENT & SERVICES--2.6%
Grant Prideco, Inc.(b) .........................      12,920          491,348
Weatherford International Ltd.(b) ..............      11,500          479,780
                                                                  -----------
                                                                      971,128
                                                                  -----------
OIL & GAS REFINING & MARKETING--1.6%
Sunoco, Inc. ...................................       9,440          587,074

REAL ESTATE MANAGEMENT & DEVELOPMENT--2.1%
CB Richard Ellis Group, Inc. Class A(b) ........      31,850          783,510

REGIONAL BANKS--1.5%
Marshall & Ilsley Corp. ........................      11,850          570,933

SEMICONDUCTOR EQUIPMENT--4.2%
KLA-Tencor Corp. ...............................      14,800          658,156
MEMC Electronic Materials, Inc.(b) .............      24,770          907,325
                                                                  -----------
                                                                    1,565,481
                                                                  -----------


                                                      SHARES         VALUE
                                                   ------------   -----------
SEMICONDUCTORS--6.0%
Intersil Corp. Class A .........................      32,530      $   798,611
Microchip Technology, Inc. .....................      19,640          636,729
Xilinx, Inc. ...................................      37,500          823,125
                                                                  -----------
                                                                    2,258,465
                                                                  -----------
SPECIALTY CHEMICALS--1.5%
Rohm and Haas Co. ..............................      12,050          570,568

SPECIALTY STORES--1.6%
Office Depot, Inc.(b) ..........................      14,700          583,590

WIRELESS TELECOMMUNICATION SERVICES--4.5%
American Tower Corp. Class A(b) ................      21,940          800,810
NII Holdings, Inc.(b) ..........................      14,460          898,834
                                                                  -----------
                                                                    1,699,644
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $32,137,801)                                      36,295,300
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.3%

ASSET MANAGEMENT & CUSTODY BANKS--2.2%
Amvescap plc Sponsored ADR (United States) .....      38,210          837,563

BROADCASTING & CABLE TV--1.1%
Central European Media Enterprises Ltd.
(Bermuda)(b) ...................................       6,000          402,300
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,098,883)                                        1,239,863
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.1%
(IDENTIFIED COST $33,236,684)                                      37,535,163
-----------------------------------------------------------------------------


                                                        PAR
                                                       VALUE
                                                       (OOO)         VALUE
                                                   ------------   -----------

SHORT-TERM INVESTMENTS--0.3%

REPURCHASE AGREEMENTS--0.3%
State Street Bank & Trust Co. repurchase
agreement, 3% dated 9/29/06 due 10/2/06,
repurchase price $113,028 collateralized by
U.S. Treasury Bond 7.125%, 2/15/23,
market value $120,068 ..........................     $   113          113,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $113,000)                                           113,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $33,349,684)                                      37,648,163(a)

Other assets and liabilities, net--(0.4)%                            (160,805)
                                                                  -----------
NET ASSETS--100.0%                                                $37,487,358
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,083,372 and gross depreciation of $784,893 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $33,349,684.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.


                        See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006


ASSETS
Investment securities at value
   (Identified cost $33,349,684)                                  $ 37,648,163
Cash                                                                       499
Receivables
   Dividends and interest                                               11,311
   Fund shares sold                                                      1,059
Prepaid expenses                                                        28,456
                                                                  ------------
     Total assets                                                   37,689,488
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                              91,136
   Professional fee                                                     29,282
   Investment advisory fee                                              25,053
   Transfer agent fee                                                   22,475
   Distribution and service fees                                        18,093
   Administration fee                                                    5,966
   Trustees' fee                                                           856
   Other accrued expenses                                                9,269
                                                                  ------------
     Total liabilities                                                 202,130
                                                                  ------------
NET ASSETS                                                        $ 37,487,358
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 95,432,353
Accumulated net realized loss                                      (62,243,474)
Net unrealized appreciation                                          4,298,479
                                                                  ------------
NET ASSETS                                                        $ 37,487,358
                                                                  ============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $4,442,647)                     244,504
Net asset value and offering price per share                            $18.17

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $14,823,281)                    841,364
Net asset value per share                                               $17.62
Offering price per share $17.62 /(1-5.75%)                              $18.69

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $10,677,650)                    649,765
Net asset value and offering price per share                            $16.43

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $7,543,780)                     459,081
Net asset value and offering price per share                            $16.43




                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 2006

INVESTMENT INCOME
Dividends                                                          $  372,124
Interest                                                               11,557
                                                                   ----------
     Total investment income                                          383,681
                                                                   ----------
EXPENSES
Investment advisory fee                                               389,570
Service fees, Class A                                                  45,241
Distribution and service fees, Class B                                126,032
Distribution and service fees, Class C                                 93,863
Financial agent fee                                                    43,790
Administration fee                                                      8,725
Transfer agent                                                        143,680
Printing                                                               47,479
Registration                                                           46,705
Professional                                                           35,063
Trustees                                                               25,040
Custodian                                                               8,938
Miscellaneous                                                          15,444
                                                                   ----------
     Total expenses                                                 1,029,570
Less expenses reimbursed by investment adviser                       (192,713)
Custodian fees paid indirectly                                            (25)
                                                                   ----------
     Net expenses                                                     836,832
                                                                   ----------
NET INVESTMENT INCOME (LOSS)                                         (453,151)
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             4,154,188
Net change in unrealized appreciation (depreciation)
   on investments                                                    (486,363)
                                                                   ----------
NET GAIN (LOSS) ON INVESTMENTS                                      3,667,825
                                                                   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $3,214,674
                                                                   ==========


                        See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Year Ended         Year Ended
                                                                                         September 30, 2006   September 30, 2005
                                                                                         ------------------   ------------------

FROM OPERATIONS
   Net investment income (loss)                                                               $ (453,151)        $  (889,360)
   Net realized gain (loss)                                                                     4,154,188         12,229,907
   Net change in unrealized appreciation (depreciation)                                          (486,363)          (321,791)
                                                                                              -----------        -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  3,214,674         11,018,756
                                                                                              -----------        -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (85,699 and 115,707 shares, respectively)                      1,581,043          1,948,348
   Cost of shares repurchased (534,394 and 321,766 shares, respectively)                      (10,058,335)        (5,278,625)
                                                                                              -----------        -----------
Total                                                                                          (8,477,292)        (3,330,277)
                                                                                              -----------        -----------
CLASS A
   Proceeds from sales of shares (54,694 and 212,154 shares, respectively)                        958,077          3,442,035
   Cost of shares repurchased (535,784 and 1,606,425 shares, respectively)                     (9,307,736)       (26,216,277)
                                                                                              -----------        -----------
Total                                                                                          (8,349,659)       (22,774,242)
                                                                                              -----------        -----------
CLASS B
   Proceeds from sales of shares (14,619 and 36,719 shares, respectively)                         244,000            558,969
   Cost of shares repurchased (281,794 and 452,785 shares, respectively)                       (4,610,729)        (6,963,875)
                                                                                              -----------        -----------
Total                                                                                          (4,366,729)        (6,404,906)
                                                                                              -----------        -----------
CLASS C
   Proceeds from sales of shares (6,395 and 15,757 shares, respectively)                          104,406            242,644
   Cost of shares repurchased (261,194 and 864,860 shares, respectively)                       (4,271,824)       (13,217,943)
                                                                                              -----------        -----------
Total                                                                                          (4,167,418)       (12,975,299)
                                                                                              -----------        -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (25,361,098)       (45,484,724)
                                                                                              -----------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (22,146,424)       (34,465,968)

NET ASSETS
   Beginning of period                                                                         59,633,782         94,099,750
                                                                                              -----------        -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $0 AND $0, RESPECTIVELY)                                                                 $37,487,358        $59,633,782
                                                                                              ===========        ===========

                        See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS X
                                                        ----------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                        ----------------------------------------------------------------------------
                                                                2006         2005         2004        2003        2002
Net asset value, beginning of period                          $17.19        $15.13       $14.88      $12.51      $15.70
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                             (0.07)        (0.11)       (0.09)      (0.11)      (0.13)
   Net realized and unrealized gain (loss)                      1.05          2.17         0.34        2.48       (3.06)
                                                              ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.98          2.06         0.25        2.37       (3.19)
                                                              ------        ------       ------      ------      ------
Change in net asset value                                       0.98          2.06         0.25        2.37       (3.19)
                                                              ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $18.17        $17.19       $15.13      $14.88      $12.51
                                                              ======        ======       ======      ======      ======
Total return                                                    5.70 %       13.62 %       1.68 %     18.94 %    (20.32)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $4,443       $11,917      $13,606     $18,005     $11,219

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       1.17 %(3)     1.15 %       1.13 %      1.15 %      1.15 %
   Gross operating expenses                                     1.47 %        1.36 %       1.13 %      1.24 %      1.24 %
   Net investment income (loss)                                (0.40)%       (0.64)%      (0.57)%     (0.77)%     (0.75)%
Portfolio turnover                                                64 %         100 %        200 %       164 %       135 %

                                                                                      CLASS A
                                                        ----------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                        ----------------------------------------------------------------------------
                                                                2006         2005         2004        2003        2002
Net asset value, beginning of period                          $16.71        $14.75       $14.54      $12.25      $15.41
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                             (0.11)        (0.14)       (0.13)      (0.13)      (0.16)
   Net realized and unrealized gain (loss)                      1.02          2.10         0.34        2.42       (3.00)
                                                              ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.91          1.96         0.21        2.29       (3.16)
                                                              ------        ------       ------      ------      ------
Change in net asset value                                       0.91          1.96         0.21        2.29       (3.16)
                                                              ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $17.62        $16.71       $14.75      $14.54      $12.25
                                                              ======        ======       ======      ======      ======
Total return(2)                                                 5.45 %       13.29 %       1.44 %     18.69 %    (20.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $14,823       $22,103      $40,058     $63,365     $66,384

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       1.42 %(3)     1.40 %       1.40 %      1.40 %      1.40 %
   Gross operating expenses                                     1.84 %        1.75 %       1.51 %      1.55 %      1.46 %
   Net investment income (loss)                                (0.63)%       (0.88)%      (0.85)%     (1.01)%     (0.99)%
Portfolio turnover                                                64 %         100 %        200 %       164 %       135 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.


                        See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS B
                                                        ----------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                        ----------------------------------------------------------------------------
                                                                2006         2005         2004        2003        2002
Net asset value, beginning of period                          $15.71        $13.96       $13.87      $11.78      $14.93
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                             (0.23)        (0.25)       (0.23)      (0.23)      (0.28)
   Net realized and unrealized gain (loss)                      0.95          2.00         0.32        2.32       (2.87)
                                                              ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.72          1.75         0.09        2.09       (3.15)
                                                              ------        ------       ------      ------      ------
Change in net asset value                                       0.72          1.75         0.09        2.09       (3.15)
                                                              ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $16.43        $15.71       $13.96      $13.87      $11.78
                                                              ======        ======       ======      ======      ======
Total return(2)                                                 4.58 %       12.54 %       0.65 %     17.74 %    (21.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $10,678       $14,402      $18,612     $24,172     $22,577

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       2.17 %(3)     2.15 %       2.15 %      2.15 %      2.15 %
   Gross operating expenses                                     2.59 %        2.54 %       2.36 %      2.46 %      2.43 %
   Net investment income (loss)                                (1.38)%       (1.63)%      (1.59)%     (1.76)%     (1.74)%
Portfolio turnover                                                64 %         100 %        200 %       164 %       135 %


                                                                                      CLASS C
                                                        ----------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                        ----------------------------------------------------------------------------
                                                                2006         2005         2004        2003        2002
Net asset value, beginning of period                          $15.71        $13.96       $13.88      $11.78      $14.93
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                             (0.23)        (0.25)       (0.23)      (0.22)      (0.28)
   Net realized and unrealized gain (loss)                      0.95          2.00         0.31        2.32       (2.87)
                                                              ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.72          1.75         0.08        2.10       (3.15)
                                                              ------        ------       ------      ------      ------
Change in net asset value                                       0.72          1.75         0.08        2.10       (3.15)
                                                              ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                $16.43        $15.71       $13.96      $13.88      $11.78
                                                              ======        ======       ======      ======      ======
Total return(2)                                                 4.58 %       12.54 %       0.58 %     17.83 %    (21.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $7,544       $11,212      $21,823     $32,118     $31,317

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       2.17 %(3)     2.15 %       2.15 %      2.15 %      2.15 %
   Gross operating expenses                                     2.58 %        2.47 %       2.20 %      2.26 %      2.21 %
   Net investment income (loss)                                (1.38)%       (1.63)%      (1.60)%     (1.76)%     (1.74)%
Portfolio turnover                                                64 %         100 %        200 %       164 %       135 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.


                        See Notes to Financial Statements

PHOENIX GROWTH OPPORTUNITIES FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW DID THE PHOENIX GROWTH OPPORTUNITIES FUND PERFORM OVER THE FISCAL YEAR ENDED SEPTEMBER 30, 2006?

A: For the fiscal year ended September 30, 2006, the Fund's Class A shares returned 4.62% and Class C shares returned 2.70% since their inception date of June 9, 2006. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 10.79%, and the Russell 1000(R) Growth Index, which is the Fund's style-specific equity index appropriate for comparison, returned 6.04%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: In the 12-month period ended September 30, 2006, the stock market performed like a sprinter in the 400-meter dash who starts out strongly, stumbles midway through the race, then recovers and ends with a strong finish.

   For instance, the S&P 500 Index bolted out of the starting gate to achieve a 6.38% gain in the first half of the period, then floundered with a loss of nearly 8% from May 5 to June 13, 2006. Conversely, the Index recorded a 10.79% gain for the fiscal year ended September 30. For smaller stocks, however, performance in the second half of the race was less favorable, and their performance faltered as the year wound down. The small-cap Russell 2000(R) Growth Index, for example, zoomed to a 16.20% return for the six months ended March 31, 2006, then stumbled and finished with only a 5.88% gain for the full 12 months.

   The market's downturn in May and June was particularly hard on growth stocks-and this was a big reason why value stocks soundly outperformed their growth counterparts for the entire 12 months. The broad-based Russell 3000(R) Value Index soared 14.55% for the period, beating its growth counterpart by 8.50%. In such a value-oriented environment, the stocks with the most cyclical earnings patterns and below-average price/earnings ratios tended to do best, at the expense of stocks with the highest earnings-growth rates and above-average price/earnings ratios.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: During the 12-month period ended September 30, we believe that the stock market resembled a fish tangled in a net: It was enmeshed in investor uncertainty about when the Fed would finally stop raising interest rates. Investors fretted that the Fed would ultimately either raise rates insufficiently, which could intensify inflationary trends in the economy, or hike rates excessively, possibly triggering a recession. After 17 consecutive rate increases since 2004, the Fed held the line in August, keeping its short-term federal funds rate at 5.25%.

   In announcing the pause in rates, the Fed suggested that it wanted to evaluate the outlook for both inflation and economic growth before deciding on the necessity of any further rate hikes. Recent Commerce Department reports had shown that inflation and economic growth were, in fact, slowing and the Fed chose to stand pat on rates once again at its September meeting. That, in turn, buoyed investors' hopes that the Fed might be through raising rates in the short term - and inspired a market rally in September.

   Perhaps the biggest story as the fiscal year progressed was the improvement in relative strength of large-cap stocks versus their small-cap brethren. Over the last three months of the period, the Russell Top 200(R) Index (composed of mega-cap stocks, which are the largest large-cap stocks) climbed 6.29%, a performance premium of 4.18% over mid-cap stocks and 5.85% over small-cap issues.

   As The New York Times observed about the large-cap rally, "The market's bruised giants finally may be getting off the mat." For more than six years, large-cap stocks had taken a battering, markedly underperforming small-caps. Many market strategists believed that large-cap stocks would inevitably revert to the mean and begin flourishing. Indeed, some strategists now point to that market segment's performance in the final three months of the period as an indication that large-cap stocks are at last coming back into vogue. We think that may yet prove true, but more evidence is needed.

   Nevertheless, we remain optimistic that over the next 12 months a recession will be avoided and corporate profits - whether earned by large, medium, or small companies - will continue to beat Wall Street's expectations. According to the Institutional Brokers Estimate System (I/B/E/S), the consensus of Wall Street analysts is that, over the next 12 months, the S&P 500 Index companies will increase their earnings per share by 13% - although the estimates of some analysts, such as those at Morgan Stanley - are significantly lower, in the 6% to 7% range.

   Finally, we remain convinced that growth stocks are overdue for a sustained period of favorable performance; or as Barron's put it, for growth to cast off its multi-year role as "bridesmaid to value's bride." We expect growth to take on the role of "bride" in the months ahead, as investors could quite possibly gravitate to the shares of companies with the best earnings and turn away from cyclical firms that are less able to sustain profitability.

                                                                    OCTOBER 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Growth Opportunities Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (1)                          PERIODS ENDING 9/30/06
--------------------------------------------------------------------------------



                                                                                              INCEPTION    INCEPTION
                                                                    1 YEAR       5 YEARS     TO 9/30/06      DATE
                                                                   --------      --------    ----------    ---------

        Class A Shares at NAV (2)                                     4.62%        6.28%        6.90%       1/31/97
        Class A Shares at POP (3)                                    (1.39)        5.03         6.25        1/31/97

        Class C Shares at NAV (2)                                       --           --         2.70         6/9/06
        Class C Shares with CDSC (4)                                    --           --         1.70         6/9/06

        S&P 500(R) Index                                             10.79         6.98       Note 5         Note 5

        Russell 1000(R) Growth Index                                  6.04         4.42       Note 6         Note 6

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR
LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT
AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH
BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF
SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND
    CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE
    A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0%
    THEREAFTER.
(5) INDEX PERFORMANCE IS 7.34% FOR CLASS A (SINCE 1/31/97) AND 7.27% FOR CLASS C (SINCE 6/9/06).
(6) INDEX PERFORMANCE IS 4.28% FOR CLASS A (SINCE 1/31/97) AND 4.47% FOR CLASS C (SINCE 6/9/06).

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 9/30
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 1/31/97 (inception of the Fund) in Class A shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


         Phoenix Growth Opportunities       Russell 1000(R)      S&P 500(R)
                  Fund Class A               Growth Index          Index
         ----------------------------       ---------------      ----------

1/31/97            $ 9,425                      $10,000           $10,000
9/30/97             11,574                       12,011            12,210
9/30/98             13,572                       13,345            13,327
9/30/99             19,403                       17,996            17,023
9/29/00             28,617                       22,213            19,298
9/28/01             13,246                       12,075            14,158
9/30/02              9,688                        9,357            11,259
9/30/03             13,746                       11,782            14,009
9/30/04             14,525                       12,667            15,951
9/30/05             17,171                       14,136            17,904
9/29/06             17,965                       14,989            19,836


For information regarding indexes, see the glossary on page 3.

Phoenix Growth Opportunities Fund


ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Growth Opportunities Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. For Class A, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. For Class C, the first two lines of the example are based on an investment of $1,000 invested on inception date and held to September 30, 2006. The third line of the example is based on investment of $1,000 invested on March 31, 2006 and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for the entire six-month period)

   The second line for Class A and Class C and the third line for Class C of the accompanying tables for Class A and Class C respectively, provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line and the third line of the accompanying tables for Class A and Class C respectively, are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (CONTINUED)
(since inception date for Class C only)

   The second line of the accompanying tables for Class C provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the Fund to September 30, 2006.


       Growth                Beginning             Ending          Expenses Paid
Opportunities Fund         Account Value        Account Value         During
      Class A              March 31, 2006    September 30, 2006       Period*
-----------------------    --------------    ------------------    -------------
Actual                        $1,000.00         $  925.80              $6.03
Hypothetical (5% return
  before expenses)             1,000.00          1,018.75               6.35

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
  (183) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


       Growth                Beginning             Ending          Expenses Paid
Opportunities Fund         Account Value        Account Value        During
      Class C               June 9, 2006     September 30, 2006      Period*
-----------------------    --------------    ------------------    -------------
Actual                        $1,000.00         $1,027.00              $10.15
Hypothetical (5% return
  before expenses
  since inception)             1,000.00          1,009.18                6.12



                             Beginning
                           Account Value
                           March 31, 2006
                        --------------------
Hypothetical (5% return
  before expenses,
  six-month period)          $1,000.00           1,014.96                10.14

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES WERE ACCRUED (111) SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT OVER THE PERIOD FROM INCEPTION, MULTIPLIED BY THE NUMBER OF DAYS (183) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Growth Opportunities Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        9/30/06
--------------------------------------------------------------------------------

As a percentage of total investments


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                34%
Consumer Discretionary                17
Health Care                           15
Financials                            14
Industrials                           11
Telecommunication Services             3
Other                                  6




                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006


                                                      SHARES         VALUE
                                                   ------------   -----------

DOMESTIC COMMON STOCKS--89.6%

ADVERTISING--1.1%
Omnicom Group, Inc. ............................         980      $    91,728

AEROSPACE & DEFENSE--1.0%
Precision Castparts Corp. ......................       1,300           82,108

AGRICULTURAL PRODUCTS--1.2%
Archer-Daniels-Midland Co. .....................       2,750          104,170

AIRLINES--0.7%
US Airways Group, Inc.(b) ......................       1,350           59,846

AIR FREIGHT & LOGISTICS--0.9%
Robinson (C.H.) Worldwide, Inc. ................       1,710           76,232

APPAREL RETAIL--1.9%
Abercrombie & Fitch Co. Class A ................       1,090           75,733
TJX Cos., Inc. (The) ...........................       2,890           81,007
                                                                  -----------
                                                                      156,740
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Coach, Inc.(b) .................................       4,210          144,824

APPLICATION SOFTWARE--0.9%
Citrix Systems, Inc.(b) ........................       2,110           76,403

BIOTECHNOLOGY--2.9%
Gilead Sciences, Inc.(b) .......................       3,520          241,824

BROADCASTING & CABLE TV--1.2%
Comcast Corp. Class A(b) .......................       2,660           98,021

CASINOS & GAMING--3.7%
International Game Technology ..................       3,290          136,535
Las Vegas Sands Corp.(b) .......................       1,370           93,639
Scientific Games Corp. Class A(b) ..............       2,360           75,048
                                                                  -----------
                                                                      305,222
                                                                  -----------

                                                      SHARES         VALUE
                                                   ------------   -----------

COMMUNICATIONS EQUIPMENT--9.0%
Cisco Systems, Inc.(b) .........................      15,280      $   351,440
JDS Uniphase Corp.(b) ..........................      40,610           88,936
Motorola, Inc. .................................       8,300          207,500
QUALCOMM, Inc. .................................       3,000          109,050
                                                                  -----------
                                                                      756,926
                                                                  -----------
COMPUTER HARDWARE--3.5%
Apple Computer, Inc.(b) ........................       2,500          192,575
Sun Microsystems, Inc.(b) ......................      20,840          103,575
                                                                  -----------
                                                                      296,150
                                                                  -----------
COMPUTER STORAGE & PERIPHERALS--1.2%
SanDisk Corp.(b) ...............................       1,840           98,514

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
Caterpillar, Inc. ..............................       1,580          103,964

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Global Payments, Inc. ..........................       1,390           61,174

DIVERSIFIED BANKS--1.4%
Wells Fargo & Co. ..............................       3,300          119,394

ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
Roper Industries, Inc. .........................       2,190           97,981

FERTILIZERS & AGRICULTURAL CHEMICALS--1.9%
Monsanto Co. ...................................       3,330          156,543

HEALTH CARE DISTRIBUTORS--1.1%
Schein (Henry), Inc.(b) ........................       1,760           88,246

HEALTH CARE EQUIPMENT--3.3%
Baxter International, Inc. .....................       3,700          168,202
Intuitive Surgical, Inc.(b) ....................       1,040          109,668
                                                                  -----------
                                                                      277,870
                                                                  -----------

                        See Notes to Financial Statements

Phoenix Growth Opportunities Fund


                                                      SHARES         VALUE
                                                   ------------   -----------

HEALTH CARE SERVICES--2.6%
Express Scripts, Inc.(b) .......................       1,640      $   123,804
Quest Diagnostics, Inc. ........................       1,500           91,740
                                                                  -----------
                                                                      215,544
                                                                  -----------
HOME ENTERTAINMENT SOFTWARE--0.9%
Electronic Arts, Inc.(b) .......................       1,400           77,952

HOTELS, RESORTS & CRUISE LINES--1.3%
Starwood Hotels & Resorts Worldwide, Inc. ......       1,940          110,949

INDUSTRIAL CONGLOMERATES--4.9%
General Electric Co. ...........................      11,500          405,950

INTERNET RETAIL--1.3%
Nutri/System, Inc.(b) ..........................       1,720          107,139

INTERNET SOFTWARE & SERVICES--5.3%
Akamai Technologies, Inc.(b) ...................       3,250          162,467
Google, Inc. Class A(b) ........................         700          281,330
                                                                  -----------
                                                                      443,797
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--3.7%
Charles Schwab Corp. (The) .....................       8,500          152,150
Goldman Sachs Group, Inc. (The) ................         950          160,711
                                                                  -----------
                                                                      312,861
                                                                  -----------
IT CONSULTING & OTHER SERVICES--0.8%
Cognizant Technology Solutions Corp. Class A(b)          850           62,951

LIFE SCIENCES TOOLS & SERVICES--3.5%
Covance, Inc.(b) ...............................       1,290           85,630
Pharmaceutical Product Development, Inc. .......       2,100           74,949
Thermo Electron Corp.(b) .......................       3,260          128,216
                                                                  -----------
                                                                      288,795
                                                                  -----------
MOVIES & ENTERTAINMENT--1.1%
News Corp. Class A .............................       4,670           91,765

OIL & GAS EQUIPMENT & SERVICES--0.9%
National Oilwell Varco, Inc.(b) ................       1,320           77,286

OIL & GAS EXPLORATION & PRODUCTION--1.1%
XTO Energy, Inc. ...............................       2,250           94,792

PHARMACEUTICALS--1.3%
Allergan, Inc. .................................       1,000          112,610

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.3%
CB Richard Ellis Group, Inc. Class A(b) ........       4,510          110,946

RESTAURANTS--1.0%
Starbucks Corp.(b) .............................       2,440           83,082

SEMICONDUCTOR EQUIPMENT--4.3%
Applied Materials, Inc. ........................       7,930          140,599
KLA-Tencor Corp. ...............................       2,550          113,398
MEMC Electronic Materials, Inc.(b) .............       2,820          103,297
                                                                  -----------
                                                                      357,294
                                                                  -----------

                                                      SHARES         VALUE
                                                   ------------   -----------
SEMICONDUCTORS--4.9%
Micron Technology, Inc.(b) .....................       9,150      $   159,210
NVIDIA Corp.(b) ................................       2,540           75,159
Texas Instruments, Inc. ........................       5,320          176,890
                                                                  -----------
                                                                      411,259
                                                                  -----------
SPECIALTY CHEMICALS--0.8%
Ecolab, Inc. ...................................       1,620           69,368

SPECIALIZED FINANCE--2.7%
Chicago Mercantile Exchange Holdings, Inc. .....         290          138,692
Nasdaq Stock Market, Inc. (The)(b) .............       2,950           89,208
                                                                  -----------
                                                                      227,900
                                                                  -----------
SYSTEMS SOFTWARE--1.3%
Oracle Corp.(b) ................................       5,990          106,263

WIRELESS TELECOMMUNICATION SERVICES--2.9%
Crown Castle International Corp.(b)  ...........       3,320          116,997
NII Holdings, Inc.(b) ..........................       1,960          121,833
                                                                  -----------
                                                                      238,830
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $6,406,314)                                        7,501,213
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(C)--9.9%

ADVERTISING--1.0%
Focus Media Holding Ltd. ADR (China)(b) ........       1,510           87,459

AUTOMOBILE MANUFACTURERS--1.3%
Toyota Motor Corp. Sponsored ADR (Japan) .......       1,010          109,989

DIVERSIFIED CAPITAL MARKETS--1.5%
UBS AG (Switzerland) ...........................       2,090          123,958

ELECTRONIC MANUFACTURING SERVICES--1.3%
Flextronics International Ltd. (Singapore)(b) ..       8,670          109,589

HEAVY ELECTRICAL EQUIPMENT--1.2%
ABB Ltd. Sponsored ADR (Switzerland) ...........       7,700          101,486

PHARMACEUTICALS--3.6%
Novartis AG ADR (Switzerland) ..................       1,580           92,335
Roche Holding AG Sponsored ADR (Switzerland) ...       1,130           97,415

Shire Pharmaceuticals Group plc ADR
(United Kingdom) ...............................       2,170          107,176
                                                                  -----------
                                                                      296,926
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $783,602)                                            829,407
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Growth Opportunities Fund


                                                                     VALUE
                                                                  -----------


TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $7,189,916)                                       $8,330,620(a)

Other assets and liabilities, net--0.5%                                42,419
                                                                   ----------
NET ASSETS--100.0%                                                 $8,373,039
                                                                   ==========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,190,516 and gross depreciation of $115,672 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $7,255,776.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Growth Opportunities Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006


ASSETS
Investment securities at value
   (Identified cost $7,189,916)                             $  8,330,620
Receivables
   Investment securities sold                                    212,672
   Fund shares sold                                               72,617
   Dividends and interest                                          5,555
   Receivable from adviser                                         1,957
   Trustee retainer                                                   71
Prepaid expenses                                                  29,071
                                                            ------------
Total assets                                                   8,652,563
                                                            ------------
LIABILITIES
Cash overdraft                                                    10,636
Payables
   Investment securities purchased                               179,648
   Fund shares repurchased                                        52,822
   Professional fee                                               16,567
   Transfer agent fee                                              1,849
   Distribution and service fees                                   1,772
   Administration fee                                              1,618
   Other accrued expenses                                         14,612
                                                            ------------
     Total liabilities                                           279,524
                                                            ------------
NET ASSETS                                                  $  8,373,039
                                                            ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $ 20,311,440
Accumulated net realized loss                                (13,079,105)
Net unrealized appreciation                                    1,140,704
                                                            ------------
NET ASSETS                                                  $  8,373,039
                                                            ============

CLASS A
Shares of beneficial interest outstanding,
   $1 par value, unlimited authorization
   (Net Assets $8,252,552)                                       675,163
Net asset value per share                                         $12.22
Offering price per share $12.22/(1-5.75%)                         $12.97

CLASS C
Shares of beneficial interest outstanding,
   $1 par value, unlimited authorization
   (Net Assets $120,487)                                           9,883
Net asset value and offering price per share                      $12.19




                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 2006


INVESTMENT INCOME
Dividends                                                      $  64,668
Security lending                                                   1,239
Interest                                                             805
Foreign taxes withheld                                              (258)
                                                               ---------
     Total investment income                                      66,454
                                                               ---------
EXPENSES
Investment advisory fee                                           71,847
Service fees, Class A                                              6,955
Distribution and service fees, Class C                               331
Financial agent fee                                                  615
Administration fee                                                12,247
Custodian                                                         35,411
Transfer agent                                                    34,656
Professional                                                      19,484
Registration                                                       6,409
Printing                                                           2,138
Trustees                                                             629
Miscellaneous                                                      2,691
                                                               ---------
     Total expenses                                              193,413
Less expenses reimbursed by investment adviser                   (73,424)
                                                               ---------
     Net expenses                                                119,989
                                                               ---------
NET INVESTMENT INCOME (LOSS)                                    (53,535)
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                          (27,044)
Net change in unrealized appreciation (depreciation)
   on investments                                                 67,931
                                                               ---------
NET GAIN (LOSS) ON INVESTMENTS                                    40,887
                                                               ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $ (12,648)
                                                               =========





                        See Notes to Financial Statements

Phoenix Growth Opportunities Fund




                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  Year Ended          Year Ended
                                                                                             September 30, 2006   September 30, 2005
                                                                                             ------------------   ------------------
FROM OPERATIONS

   Net investment income (loss)                                                              $    (53,535)           $   (43,541)
   Net realized gain (loss)                                                                       (27,044)               352,608
   Net change in unrealized appreciation (depreciation)                                            67,931                707,909
                                                                                             ------------            -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (12,648)             1,016,976
                                                                                             ------------            -----------
FROM SHARE TRANSACTIONS
CLASS I
   Proceeds from sales of shares (445,117 and 403,596 shares, respectively)                     5,672,786              4,312,140
   Value of shares liquidated in connection with reclassification to Class A Shares
     (950,317 and 0 shares, respectively) (See Note 11)                                       (11,284,979)                    --
   Cost of shares repurchased (107,819 and 238,861 shares, respectively)                       (1,350,037)            (2,601,402)
                                                                                             ------------            -----------
Total                                                                                          (6,962,230)             1,710,738
                                                                                              -----------            -----------
CLASS A
   Proceeds from sales of shares (42,915 and 0 shares, respectively)                              510,782                     --
   Proceeds from shares issued in connection with reclassification from Class I Shares
     (950,317 and 0 shares, respectively) (See Note 11)                                        11,284,979                     --
   Cost of shares repurchased (318,069 and 0 shares, respectively)                             (3,722,836)                    --
                                                                                             ------------            -----------
Total                                                                                           8,072,925                     --
                                                                                             ------------            -----------
CLASS C
   Proceeds from sales of shares (9,883 and 0 shares, respectively)                               117,000                     --
                                                                                             ------------            -----------
Total                                                                                             117,000                     --
                                                                                             ------------            -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    1,227,695              1,710,738
                                                                                             ------------            -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        1,215,047              2,727,714

NET ASSETS
   Beginning of period                                                                          7,157,992              4,430,278
                                                                                             ------------            -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $0 AND $0, RESPECTIVELY)                                                                $  8,373,039            $ 7,157,992
                                                                                             ============            ===========

                        See Notes to Financial Statements

Phoenix Growth Opportunities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A (3)
                                                        ----------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                        ----------------------------------------------------------------------------
                                                                2006         2005         2004        2003        2002
Net asset value, beginning of period                          $11.68        $ 9.88       $ 9.35      $ 6.59     $  9.01
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                (0.07)(1)     (0.07)(1)    (0.07)      (0.06)      (0.08)
   Realized and unrealized gains (losses) on investments        0.61          1.87         0.60        2.82       (2.34)
                                                              ------        ------       ------      ------     -------
     TOTAL FROM INVESTMENT OPERATIONS                           0.54          1.80         0.53        2.76       (2.42)
                                                              ------        ------       ------      ------     -------
Change in net asset value                                       0.54          1.80         0.53        2.76       (2.42)
                                                              ------        ------       ------      ------     -------
NET ASSET VALUE, END OF PERIOD                                $12.22        $11.68       $ 9.88      $ 9.35     $  6.59
                                                              ======        ======       ======      ======     =======
Total return(2)                                                 4.62 %       18.22 %       5.67 %     41.88 %    (26.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $8,253        $7,158       $4,430      $3,551      $4,847

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       1.25 %        1.25 %       1.25 %      1.25 %      1.26 %(5)
   Gross operating expenses                                     2.01 %        1.73 %       1.83 %      1.53 %      5.98 %(5)
   Net investment income (loss)                                (0.56)%       (0.64)%      (0.70)%     (0.77)%     (0.71)%
Portfolio turnover                                               189 %         206 %        262 %       282 %       392 %


                                                            CLASS C
                                                       ------------------
                                                         From Inception
                                                        June 9, 2006 to
                                                       September 30, 2006
                                                       ------------------
Net asset value, beginning of period                          $11.87
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                             (0.05)
   Net realized and unrealized gain (loss)                      0.37
                                                              ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.32
                                                              ------
Change in net asset value                                       0.32
                                                              ------
NET ASSET VALUE, END OF PERIOD                                $12.19
                                                              ======
Total return(2)                                                 2.70 %(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $120

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                       2.00 %(6)
   Gross operating expenses                                     3.72 %(6)
   Net investment income (loss)                                (1.28)%(6)
Portfolio turnover                                               189 %(7)

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Due to a reorganization on June 9, 2006, the Growth Opportunities Fund is the successor of the Turner Strategic Growth Fund. Class A treats the past performance of the Turner Strategic Growth Fund as its own.
(4) The information set forth in this table for the period prior to August 17, 2002, is the financial data of the Mercury Select Growth Fund, Class I Shares. From the period June 19, 2000, to August 17, 2002, the Mercury Select Growth Fund operated as a "feeder fund that sought to achieve its investment objective by investing all of its assets in the "master" portfolio, a mutual fund that had the same investment objective as the Fund. All investments were made at the master level. This structure is sometimes called a "master/ feeder" structure.
(5) Expense ratios include the Mercury Select Growth Fund's Class I Shares portion of the master's allocated expense.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006


1. ORGANIZATION

   Phoenix Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently, three Funds are offered for sale (each a "Fund"). The Phoenix Bond Fund ("Bond Fund") is diversified and has an investment objective of high total return from both current income and capital appreciation. The Phoenix Earnings Driven Growth Fund ("Earnings Driven Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix Growth Opportunities Fund ("Growth Opportunities Fund") is non-diversified and seeks capital appreciation.

   The Funds offer the following classes of shares for sale:

                                      Class X    Class A     Class B     Class C
                                      Shares      Shares      Shares     Shares
                                      -------    -------     -------     -------
Bond Fund ..........................     X          X           X           X
Earnings Driven Growth Fund ........     X          X           X           X
Growth Opportunities Fund ..........    --          X           --          X

   Class X shares are sold without a sales charge. Class A shares for the Bond Fund are sold with a front-end sales charge of up to 4.75%. Class A shares for the Earnings Driven Growth and Growth Opportunities Funds are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006 (CONTINUED)


   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies); with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Funds have not completed their evaluation of the impact that will result from adopting FIN 48.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                                  Adviser
                                                    Fee
                                                  -------
Bond Fund..............................            0.50%
Earnings Driven Growth Fund............            0.80%

                                               $1 Billion
                                 First          through
                               $1 Billion      $2 Billion     Over $2 Billion
                              ------------   --------------   ---------------
Growth Opportunities
  Fund (1)                        0.75%            0.70%           0.65%

(1)PRIOR TO JUNE 9, 2006, THE ADVISER ON THE GROWTH OPPORTUNITIES FUND (FORMERLY TURNER STRATEGIC GROWTH FUND) WAS TURNER INVESTMENT MANAGEMENT LLC ("TIM"). FOR ITS SERVICES TIM WAS COMPENSATED 0.75% BASED ON AVERAGE DAILY NET ASSETS.

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006 (CONTINUED)


The Adviser has contractually agreed to limit each Fund's operating expenses (excluding interest, taxes, and extraordinary expenses) through January 31, 2007 for the Bond Fund and the Earnings Driven Growth Fund and through May 31, 2008 for the Growth Opportunities Fund, to the extent that such expenses exceed the following percentages of average annual net assets.

                                      Class X    Class A     Class B     Class C
                                      -------    -------     -------     -------
Bond Fund ..........................    0.90%      1.15%       1.90%      1.90%
Earnings Driven Growth Fund(2) .....    1.20%      1.45%       2.20%      2.20%
Growth Opportunities Fund(3) .......      --       1.25%         --       2.00%

(2) FOR THE PERIOD FEBRUARY 1, 2005 THROUGH JANUARY 30, 2006, THE ADVISER HAD VOLUNTARILY AGREED TO LIMIT OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, AND EXTRAORDINARY EXPENSES) SO THAT SUCH EXPENSES DID NOT EXCEED 1.15% FOR CLASS X, 1.40% FOR CLASS A, AND 2.15% FOR CLASS B AND CLASS C.
(3) EFFECTIVE JUNE 9, 2006. PIC CONTRACTUALLY AGREED TO LIMIT THE GROWTH OPPORTUNITIES FUND'S OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, AND EXTRAORDINARY EXPENSES) THROUGH MAY 31, 2008. PRIOR TO JUNE 9, 2006, TIM HAD AGREED TO LIMIT THE FUND'S NET TOTAL OPERATING EXPENSES TO 1.25%.

   The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

   Seneca Capital Management LLC ("Seneca") is the subadviser to the Bond Fund and the Earnings Driven Growth Fund. Seneca is an indirect, wholly-owned subsidiary of PNX. For its services, Seneca is paid a fee by PIC based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

Bond Fund..............................       0.25%
Earnings Driven Growth Fund............       0.40%

Effective June 9, 2006, Turner Investment Partners, Inc. ("Turner") became the subadviser to the Growth Opportunities Fund. For its services, Turner is paid a fee by PIC based upon the following annual rates as a percentage of the average daily net assets of the Fund:

                                                $1 Billion
                               First             through
                             $1 Billion        $2 Billion     Over $2 Billion
                            ------------     --------------  ----------------
                               0.375%             0.35%           0.325%

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended September 30, 2006, as follows:

                              Class A           Class B            Class C
                            Net Selling        Deferred           Deferred
                            Commissions      Sales Charges      Sales Charges
                          -------------      -------------     --------------
 Bond Fund.............      $1,284             $11,133             $  6
 Earnings Driven
   Growth Fund ........       1,246              41,451              249
 Growth Opportunities
    Fund. .............          14                  --               --


   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Family. For the money market funds, the fee is 0.035% of the average net assets across all Phoenix money market funds within the Phoenix Funds Family.

   Until June 30, 2006 (for the Growth Opportunities Fund, for the period June 10, 2006 through June 30, 2006), PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended September 30, 2006, the Trust incurred administration and/or financial agent fees totaling $140,427.

   For the period October 1, 2005 through June 9, 2006, Turner served as Administrator to the Growth Opportunities Fund (formerly Turner Strategic Growth
Fund). For its services, Turner received an annual fee of 0.15% of the aggregate average daily net assets of the Turner Funds Trust (the "Trust") up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended September 30, 2006, transfer agent fees were $256,034 as reported in the Statements of Operations, of which PEPCO retained the following:

                                     Retained
                                     by PEPCO
                                     --------
Bond Fund.......................     $ 2,432
Earnings Driven Growth Fund......     16,951
Growth Opportunities Fund........        750

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006 (CONTINUED)


   At September 30, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                        Shares           Value
                                      -----------    ------------
Bond Fund
   Class A.......................      1,923,614     $19,755,516
Growth Opportunities Fund
   Class C.......................          8,425         102,701

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2006, were as follows:

                                      Purchases          Sales
                                    -----------       ------------
Bond Fund.....................      $36,958,817       $53,852,760
Earnings Driven Growth Fund...       31,096,384        57,010,982
Growth Opportunities Fund.....       18,999,727        17,714,955

   Purchases and sales of long-term U.S. Government and agency securities during the period ended September 30, 2006, were as follows:

                                     Purchases           Sales
                                   ------------      ------------
Bond Fund.....................     $173,336,753      $170,814,550


5. 10% SHAREHOLDERS

   As of September 30, 2006, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The Bond Fund shareholders are affiliated with PNX. The Earnings Driven Growth Fund and the Growth Opportunities Fund shareholders are not affiliated with PNX.

                                    % of Shares       Number of
                                    Outstanding       Accounts
                                   ------------      ----------
Bond Fund.....................          10%                1
Earnings Driven Growth Fund...          10%                1
Growth Opportunities Fund.....          56%                3

6. CREDIT RISK AND ASSET CONCENTRATIONS

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   At September 30, 2006, the Earnings Driven Growth Fund and Growth Opportunities Fund held investments issued by various companies in the Information Technology Sector, comprising 27% and 34%, respectively, of the total net assets of the Funds.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006 (CONTINUED)

8. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                             Expiration Year
                           -----------------------------------------------------
                              2009          2010          2011           2012
                           ---------   -----------   ------------   ------------
Bond Fund.............   $       --    $        --   $        --      $ 273,543
Earnings Driven
  Growth Fund.........           --     22,527,297    39,716,177             --
Growth Opportunities
  Fund ...............    1,475,774      8,525,763     3,011,708             --


                                           Expiration Year
                         -------------------------------------------------------
                            2013               2014                    2015
                         ---------           ---------              ------------
Bond Fund.............   $ 407,985             $41,377               $   722,905
Earnings Driven
  Growth Fund.........          --                  --                62,243,474
Growth Opportunities
  Fund................          --                  --                13,013,245

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   For the period ended September 30, 2006, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Bond Fund..........................       $        --
Earnings Driven Growth Fund........         4,154,188
Growth Opportunities Fund..........            32,642


   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended September 30, 2006, the Funds deferred post-October losses as follows:

                            Capital Loss
                              Deferred
                          ----------------
 Bond Fund..............      $1,440,441

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                 Undistributed       Undistributed
                                   Ordinary            Long-Term
                                    Income           Capital Gains
                                 -------------       -------------
 Bond Fund......................   $173,204             $    --
 Earnings Driven Growth Fund....         --                  --
 Growth Opportunities Fund......         --                  --

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended September 30, 2006, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                             Capital Paid
                                in on
                              Shares of        Accumulated         Undistributed
                             Beneficial       Net Realized        Net Investment
                              Interest         Gain (Loss)        Income (Loss)
                            -------------    -------------        --------------
 Bond Fund.................  $ 685,668         $(685,668)          $        --
 Earnings Driven Growth
    Fund ..................   (453,151)               --               453,151
 Growth Opportunities
    Fund ..................    (53,265)             (270)               53,535

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006 (CONTINUED)


11. MERGERS

   On May 19, 2006, the Phoenix Bond Fund ("Bond Fund") acquired all of the net assets of the Phoenix Intermediate Bond Fund ("Intermediate Bond Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Intermediate Bond Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 4,573,055 Class X shares of Bond Fund (valued at $46,685,805) for 4,528,299 Class X shares of the Intermediate Bond Fund outstanding on May 19, 2006. The Intermediate Bond Fund had net assets on that date of $46,685,805 including $1,200,811 of net depreciation which were combined with those of the Bond Fund. The aggregate net assets of the Bond Fund immediately after the merger were $105,282,429. The shareholders of Class X of the Intermediate Bond Fund received for each share owned approximately 1.01 Class X shares of the Bond Fund.

   On June 9, 2006, the shareholders of the Turner Strategic Growth Fund ("Strategic Growth"), formerly advised by Turner Investment Management LLC ("Turner"), pursuant to a Plan of Reorganization approved a tax-free reorganization in exchange for shares of the Growth Opportunities Fund. On June 9, 2006, the Growth Opportunities Fund acquired the assets and liabilities of the Strategic Growth Fund. The number and value of Class A shares issued by Growth Opportunities Fund were in amounts equal to the number and value of Class I shares held by Strategic Growth Fund shareholders as of the reorganization date. The financial information of the Fund through June 9, 2006 is that of the Turner Strategic Growth Fund.

12. SUBSEQUENT EVENT

   Effective November 16, 2006, George R. Aylward was elected as President and appointed as a Trustee of the Trust in place of Mr. Geraci who had recently resigned from these positions.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[GRAPHIC OMITTED] PRICEWATERHOUSECOOPERS


To the Board of Trustees of
Phoenix Opportunities Trust and Shareholders of
Phoenix Bond Fund
Phoenix Earnings Driven Growth Fund
Phoenix Growth Opportunities Fund

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position at September 30, 2006 of Phoenix Bond Fund, Phoenix Earnings Driven Growth Fund, and the Phoenix Growth Opportunities Fund (formerly Turner Strategic Growth Fund) (Constituting Phoenix Opportunities Trust, hereafter referred to as the "Trust"), the results of each of their operations for the year then ended, the changes in net assets for Phoenix Bond Fund and Phoenix Earnings Driven Growth Fund for each of the two years in the period then ended and the changes in net assets for Phoenix Growth Opportunities Fund for the one year then ended, and the financial highlights for Phoenix Bond Fund and Phoenix Earnings Driven Growth Fund for the five years in the period then ended, and the financial highlights for Phoenix Growth Opportunities Fund for the one year in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Statement of Changes in Net Assets for the year ended September 30, 2005 and the Financial Highlights for each of the four years in the period ended September 30, 2005 for Phoenix Growth Opportunities Fund were audited by other independent accountants whose report dated November 18, 2005, expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP
------------------------------
Boston, Massachusetts
November 17, 2006

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX GROWTH OPPORTUNITIES FUND (THE "FUND")
SEPTEMBER 30, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, approved, at a meeting held on February 17, 2006, the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Turner Investment Partners, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management for the Fund.

   The Fund is a newly created series of the Phoenix Opportunities Trust. Effective June 9, 2006, the Turner Strategic Growth Fund (the "Turner Fund"), a series of the Turner Funds Trust, was merged into the Fund pursuant to an Agreement and Plan of Reorganization approved by the Turner fund shareholders, and all of the assets and liabilities of the Turner Fund were transferred to and assumed by the Fund. Prior to the reorganization the Subadvisor was the investment advisor to the Turner Fund. Following the reorganization, PIC is the adviser to the Fund and the Subadvisor is the subadvisor providing date to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PIC and its affiliates to the Fund and its shareholders were reasonable. The Board's conclusion was based, in part, upon services provided by PIC in its management of the Phoenix retail fund family which include such services as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducts compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that will be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Fund is a newly created series of the Phoenix Opportunities Trust and, therefore, has no investment performance history. However, performance of the Turner Fund, which merged into the Fund, was considered in connection with the consideration of the Subadvisory Agreement.

   PROFITABILITY. The Board also considered the expected level of profits to be realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitably of PIC for its management of the Phoenix retail fund family. Specific attention was given to the methodology followed in allocating costs to the fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the voluntary reimbursements to be provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of the projected fees and expenses of the Fund. Consideration was given to an analysis of the management fee and total expense ratio of the Turner Fund and the management fee and projected total expense ratio of the Fund. The Board noted that while the projected expenses of the Fund are higher than those of the Turner Fund, actual expenses would remain the same as a result of the contractual fee waiver and expense limitation agreement to be maintained by PIC for a period of two years. Projected fees were also reviewed in comparison to those of other comparable large cap growth funds in the industry and were found to be reasonable. The Board was satisfied with the total fees and expenses of the Fund and concluded that such fees and expenses were reasonable. In addition, management indicated that the Subadvisor would likely attract new investments into the Fund and that management was exploring ways to reduce the Fund's expenses.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX GROWTH OPPORTUNITIES FUND (THE "FUND")
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)


   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are to be provided by the Subadvisor to the Fund and its shareholders were reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers in managing the Turner Fund and other accounts. In this regard, the Board noted that the lead portfolio manager has 24 years of experience in the investment management business and that the two other members of the portfolio management team have 18 and 23 years experience, respectively. The Board also considered the Subadvisor's experience in managing the Turner Fund prior to its merger into the Fund. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board considered the Subadvisor's investment performance in managing the Turner Fund prior to its merger into the Fund. The Board noted the Subadvisor's investment performance for 3 and 5 year periods had exceeded that of comparable funds within the Moningstar funds data base as of November 30, 2005, and the Turner Fund's annualized Lipper rank for one, three and five year periods was 30%, 1% and 37%, respectively.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

RESULTS OF SHAREHOLDER MEETING
JUNE 8, 2006 (UNAUDITED)


   A Special Meeting of the Shareholders of Turner Strategic Growth Fund was held on June 8, 2006, to approve an Agreement and Plan of Reorganization by and between the Turner Funds on behalf of the Turner Strategic Growth Fund (the "Fund") and Phoenix Opportunities Trust (the "Phoenix Trust"), on behalf of the Phoenix Growth Opportunities Fund (the "Phoenix Fund") which provided for and contemplated: (1) The transfer of all of the assets and liabilities of the Fund to the Phoenix Fund, a corresponding series of the Phoenix Trust, in exchange for Class A shares of the Phoenix Fund. (2) the distribution of the shares of the Phoenix Fund to shareholders of the Fund in liquidation of the Fund.

NUMBER OF VOTES:

                  For     Against   Abstain
                -------   -------   -------
                513,007    4,950     5,933

FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of September 30, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.



                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF           OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED            TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway           Served since 2000.       71             Chairman, Rittenhouse Advisors, LLC (consulting firm)
  Rittenhouse Advisors,                                              (2001-present); Trustee/Director, Phoenix Funds Complex
  LLC                                                                (1983-present); Trustee/Director, Realty Foundation of New
  101 Park Avenue                                                    York (1972-present); Josiah Macy, Jr. Foundation
  New York, NY 10178                                                 (Honorary) (2004-present); Pace University
  DOB: 8/2/29                                                        (Director/Trustee Emeritus) (2003-present), Greater New
                                                                     York Councils, Boy Scouts of America (1985-present); The
                                                                     Academy of Political Science (Vice Chairman)
                                                                     (1985-present), Urstadt Biddle Property Corp.
                                                                     (1989-present), Colgate University (Trustee Emeritus)
                                                                     (2004-present), Director/Trustee, The Harlem Youth
                                                                     Development Foundation (Chairman) (1998-2002);
                                                                     Metropolitan Transportation Authority (Chairman)
                                                                     (1992-2001), Trism, Inc. (1994-2001); Consolidated Edison
                                                                     Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                     Insurance Company (1974-2002), Centennial Insurance
                                                                     Company (1974-2002), Union Pacific Corp. (1978-2002),
                                                                     BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                                     Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                                     University (1978-2003), New York Housing Partnership
                                                                     Development Corp. (Chairman) (1981-2003), Josiah Macy, Jr.
                                                                     Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne        Served since 1999.       71             Retired. Trustee/Director, Phoenix Funds Complex
  The Flat, Elmore Court                                             (1983-present).
  Elmore, GL0S, GL2 3NT
  U.K.
  DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries        Served since 2005.       72             Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902                                           (1984-2004); Trustee/Director, Phoenix Funds Complex
  Naples, FL 34108                                                   (1987-present).
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.           Served since 2005.       69             Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.                                          (2001-present); Director/Trustee; Evergreen Funds (six
  736 Market Street,                                                 portfolios)(1989-present). Trustee, Phoenix Funds Family
  Ste. 1430 Chattanooga,                                             (1980-present); Director, Diversapak (2002-present); Obaji
  TN 37402                                                           Medical Products Company (2002-present); Director, Lincoln
  DOB: 2/14/39                                                       Educational Services (2002-2004); Chairman, Carson
                                                                     Products Company (cosmetics) (1998-2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF           OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED            TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara      Served since 2001.       71             Retired. Trustee/Director, Phoenix Funds Complex
  40 East 88th Street                                                (2001-present). Managing Director, U.S. Trust Company of
  New York, NY 10128                                                 New York (private bank) (1982-2006).
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates(1)          Served since 2005.       69             Chairman, Hudson Castle Group, Inc. (formerly IBEX
  c/o Northeast Partners                                             Capital Markets, Inc.) (financial services)
  150 Federal Street,                                                (1997-present); Trustee/Director, Phoenix Funds Family
  Suite 1000                                                         (1987-present); Managing Director, Wydown Group
  Boston, MA 02110                                                   (consulting firm) (1994-present); Director, Investors
  DOB: 5/31/46                                                       Financial Service Corporation (1995-present); Investors
                                                                     Bank & Trust Corporation (1995-present), Stifel Financial
                                                                     (1996- present), Connecticut River Bancorp (1998-present),
                                                                     Connecticut River Bank (1999-present), Trust Company of
                                                                     New Hampshire (2002-present); Chairman, Emerson Investment
                                                                     Management, Inc. (2000-present); Independent Chairman,
                                                                     John Hancock Trust (since 2005); Trustee, John Hancock
                                                                     Funds II and John Hancock Funds III (since 2005); Trustee,
                                                                     John Hancock Trust (2004-2005); Director/Trustee, AIB
                                                                     Govett Funds (six portfolios) (1991-2000); Command
                                                                     Systems, Inc. (1998-2000); Phoenix Investment Partners,
                                                                     Ltd. (1995-2001); 1Mind, Inc. (formerly 1Mind.com)
                                                                     (2000-2002); Plymouth Rubber Co. (1995-2003); Director and
                                                                     Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson        Served since 2005.       69             Managing Director, Northway Management Company
  73 Briggs Way                                                      (1998-present). Trustee/Director, Phoenix Funds Family
  Chatham, MA 02633                                                  (1983-present).
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L. J. Verdonck   Served since 2004.       30             Director, Banco Urquijo (Chairman)(1998-present).
  Nederpolder, 7                                                     Trustee, Phoenix Funds Family (2002-present). Director
  B-9000 Gent, Belgium                                               EASDAQ (Chairman)(2001-present), The JP Morgan Fleming
  DOB: 7/30/42                                                       Continental European Investment Trust (1998-present),
                                                                     Groupe SNEF(1998- present), Santens N.V.(1999-present).
                                                                     Managing Director, Almanij N.V. (1992-2003). Director, KBC
                                                                     Bank and Insurance Holding Company (Euronext) (1992-2003),
                                                                     KBC Bank (1992-2003), KBC Insurance (1992-2003),
                                                                     Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco
                                                                     N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V.
                                                                     (1992-2003), Almafin N.V. (1992-2003), Centea N.V.
                                                                     (1992-2003), Dutch Chamber of Commerce for Belgium and
                                                                     Luxemburg (1995-2001), Phoenix Investment Partners, Ltd.
                                                                     (1995-2001), Director, Degussa Antwerpen N.V.(1998-2004).
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
    Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8%
    of Hudson's common stock.

                               INTERESTED TRUSTEES

    Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF           OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED            TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Daniel T. Geraci(2)        President since 2004.    30             Executive Vice President, Asset Management, The Phoenix
  DOB: 6/12/57                                                       Companies, Inc. (2003-present); Director, Chairman,
                                                                     President and Chief Executive Officer, Phoenix Investment
                                                                     Partners, Ltd. (2003-present); President, Phoenix Equity
                                                                     Planning Corporation (2005-present); President, DPCM
                                                                     Holding, Inc. (2005-present); President, Capital West
                                                                     Asset Management, LLC (2005-present); Director and
                                                                     President, Phoenix Investment Counsel, Inc.
                                                                     (2003-present); Director, Pasadena Capital Corporation
                                                                     (2003-present); President, Euclid Advisers, LLC (2003-
                                                                     present); Director and Chairman, PXP Institutional Markets
                                                                     Group, Ltd. (2003-present); Director and President,
                                                                     Rutherford Financial Corporation (2003-present); Director,
                                                                     DPCM Holding, Inc. (2003-present); President,
                                                                     Phoenix/Zweig Advisers, LLC (2003-present); Director and
                                                                     Chairman, Phoenix Equity Planning Corporation
                                                                     (2003-present); Director and Chairman, Duff & Phelps
                                                                     Investment Management Company (2003-present); Director,
                                                                     Capital West Asset Management, LLC (2003-present); Chief
                                                                     Executive Officer and President, The Zweig Fund, Inc. and
                                                                     The Zweig Total Return Fund, Inc. (2004-present);
                                                                     President, the Phoenix Funds Family (2004-present); Chief
                                                                     Sales and Marketing Officer, Phoenix Equity Planning
                                                                     Corporation (2003-2005); President and Chief Executive
                                                                     Officer of North American investment operations, Pioneer
                                                                     Investment Management USA, Inc. (2001-2003); President of
                                                                     Private Wealth Management Group & Fidelity Brokerage
                                                                     Company, Fidelity Investments (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
  Marilyn E. LaMarche(3)     Served since 2005.       69             Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC                                            (1997-present). Trustee/Director, Phoenix Funds Family
  30 Rockefeller Plaza,                                              (2002-present). Director, The Phoenix Companies, Inc.
  59th Floor                                                         (2001-2005) and Phoenix Life Insurance Company
  New York, NY 10020                                                 (1989-2005).
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
  Philip R. McLoughlin(4)    Served since 1999.       97             Director, PXRE Corporation (Reinsurance) (1985-present);
  200 Bridge Street                                                  World Trust Fund (1991-present), Director/Trustee, Phoenix
  Chatham, MA 02633          Chairman                                Funds Complex (1989-present); Management Consultant
  DOB: 10/23/46                                                      (2002-2004), Chairman (1997-2002), Chief Executive Officer
                                                                     (1995-2002) and Director (1995-2002), Phoenix Investment
                                                                     Partners, Ltd.; Director and Executive Vice President, The
                                                                     Phoenix Companies, Inc. (2000-2002); Director (1994-2002)
                                                                     and Executive Vice President, Investments (1987-2002),
                                                                     Phoenix Life Insurance Company; Director (1983-2002) and
                                                                     Chairman (1995-2002), Phoenix Investment Counsel, Inc.;
                                                                     Director (1982-2002), Chairman (2000-2002) and President
                                                                     (1990-2000), Phoenix Equity Planning Corporation; Chairman
                                                                     and President, Phoenix/Zweig Advisers LLC (2001-2002);
                                                                     Director (2001-2002) and President (April 2002-September
                                                                     2002), Phoenix Investment Management Company; Director and
                                                                     Executive Vice President, Phoenix Life and Annuity Company
                                                                     (1996-2002); Director (1995-2000), Executive Vice
                                                                     President (1994-2002), and Chief Investment Counsel
                                                                     (1994-2002), PHL Variable Insurance Company; Director,
                                                                     Phoenix National Trust Holding Company (2001-2002);
                                                                     Director (1985-2002), Vice President (1986-2002) and
                                                                     Executive Vice President (April 2002-September 2002), PM
                                                                     Holdings, Inc.; Director, WS Griffith Associates, Inc.
                                                                     (1995-2002); Director, WS Griffith Securities, Inc.
                                                                     (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(2) Mr. Geraci is an "interested person" as defined in the Investment Company Act of 1940 by reason of his relationship with Phoenix
    Investment Partners Ltd. and its affiliates.
(3) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
    Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
(4) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD WITH
    NAME, ADDRESS AND                    TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                          TIME SERVED                               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward                   Executive Vice President        Senior Vice President and Chief Operating Officer, Asset
  DOB: 8/17/64                        since 2004.                     Management, The Phoenix Companies, Inc. (2004-present).
                                                                      Executive Vice President and Chief Operating Officer,
                                                                      Phoenix Investment Partners, Ltd. (2004-present). Vice
                                                                      President, Phoenix Life Insurance Company (2002-2004).
                                                                      Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                                      Vice President, Finance, Phoenix Investment Partners, Ltd.
                                                                      (2001-2002). Assistant Controller, Phoenix Investment
                                                                      Partners, Ltd. (1996-2001). Executive Vice President,
                                                                      certain funds within the Phoenix Funds Family
                                                                      (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
 Nancy G. Curtiss                     Senior Vice President           Assistant Treasurer (2001-present), Vice President, Fund
 DOB: 11/24/52                        since 2006.                     Accounting (1994-2000), Phoenix Equity Planning
                                                                      Corporation. Vice President, Phoenix Investment Partners,
                                                                      Ltd. (2003-present). Senior Vice President, the Phoenix
                                                                      Funds Family (since 2006). Vice President, The Phoenix
                                                                      Edge Series Fund (1994-present), Treasurer, The Zweig Fund
                                                                      Inc. and the Zweig Total Return Fund Inc. (2003- present).
                                                                      Chief Financial Officer (2005-2006) and Treasurer
                                                                      (1994-2006), or Assistant Treasurer (2005-2006), certain
                                                                      funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
 Francis G. Waltman                   Senior Vice President           Senior Vice President, Asset Management Product
 DOB: 7/27/62                         since 2004.                     Development, The Phoenix Companies, Inc. (since 2006);
                                                                      Senior Vice President, Asset Management Product
                                                                      Development, Phoenix Investment Partners, Ltd.
                                                                      (2005-present), Senior Vice President and Chief
                                                                      Administrative Officer, Phoenix Investment Partners, Ltd.,
                                                                      (2003-2004). Senior Vice President and Chief
                                                                      Administrative Officer, Phoenix Equity Planning
                                                                      Corporation (1999-2003), Senior Vice President, certain
                                                                      funds within the Phoenix Fund Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
 Marc Baltuch
 c/o Zweig-DiMenna                    Vice President and Chief        Chief Compliance Officer, Zweig-DiMenna Associates LLC
 Associates, LLC                      Compliance Officer since 2004.  (1989-present); Vice President and Chief Compliance
 900 Third Avenue                                                     Officer, certain Funds within the Phoenix Fund Complex
 New York, NY 10022                                                   (2004-present); Vice President, The Zweig Total Return
 DOB: 9/23/45                                                         Fund, Inc. (2004-present); Vice President, The Zweig Fund,
                                                                      Inc. (2004-present); President and Director of Watermark
                                                                      Securities, Inc. (1991-present); Assistant Secretary of
                                                                      Gotham Advisors Inc. (1990-present); Secretary,
                                                                      Phoenix-Zweig Trust (1989-2003); Secretary, Phoenix-Euclid
                                                                      Market Neutral Fund (1999-2002).

------------------------------------------------------------------------------------------------------------------------------------
 W. Patrick Bradley                   Chief Financial Officer and     Second Vice President, Fund Administration, Phoenix
 DOB: 3/2/72                          Treasurer since 2005.           Equity Planning Corporation (2004-present). Chief
                                                                      Financial Officer and Treasurer (2006-present) or Chief
                                                                      Financial Officer and Treasurer (2005-present), certain
                                                                      funds within the Phoenix Fund Family. Vice President,
                                                                      Chief Financial Officer, Treasurer and Principal
                                                                      Accounting Officer, The Phoenix Edge Series Fund (since
                                                                      2006). Assistant Treasurer, certain funds within the
                                                                      Phoenix Fund Complex (2004-2006). Senior Manager
                                                                      (2002-2004), Manager (2000-2002), Audit, Deloitte &
                                                                      Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
 Kevin J. Carr                        Vice President,                 Vice President and Counsel, Phoenix Life Insurance
 One American Row                     Chief Legal Officer,            Company (2005-present). Vice President, Counsel, Chief
 Hartford, CT 06102                   Counsel and                     Legal Officer and Secretary of certain funds within the
 DOB: 8/30/54                         Secretary since 2005.           Phoenix Fund Complex (2005-present). Compliance Officer of
                                                                      Investments and Counsel, Travelers Life & Annuity Company
                                                                      (January 2005-May 2005). Assistant General Counsel, The
                                                                      Hartford Financial Services Group (1999-2005).

------------------------------------------------------------------------------------------------------------------------------------

PHOENIX OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Daniel T. Geraci
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS
Daniel T. Geraci, President
George R. Alyward, Executive Vice President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary






INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

PFPC Trust Co.
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM




--------------------------------------------------------------------------------
  IMPORTANT NOTICE TO SHAREHOLDERS
  The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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



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


                                                              ---------------
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                                                                 STANDARD
                                                               U.S. POSTAGE
                                                                   PAID
                                                              Louisville, KY
                                                              Permit No. 1051
                                                              ---------------

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit
PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP1140                                                                  11-06
BPD27752


ITEM 2.  CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $64,000 for 2006 and $81,060 for 2005.

Audit-Related Fees
------------------

  (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

Tax Fees
--------

  (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,900 for 2006 and $15,050 for 2005.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

  (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Opportunities Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b) Not applicable for 2006 and not applicable for 2005

                    (c) 100% for 2006 and 100% for 2005

                    (d) Not applicable for 2006 and not applicable for 2005

  (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

  (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $956,127 for 2006 and $1,898,249 for 2005.

   h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule 30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Opportunities Trust
--------------------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       December 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       December 8, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       December 8, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.